Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on August 27, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 1,114	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1,116	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68154-1150

Attention:  Kevin Wolf

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	Richard Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2734

 Approximate Date of Proposed Public Offering As Soon As Practical:

It is proposed that this filing will become effective (check appropriate box):

() immediately upon filing pursuant to paragraph (b).

(X)        on August 28, 2018 pursuant to paragraph (b).

( )       60 days after filing pursuant to paragraph (a)(1).

(  )        on (date) pursuant to paragraph (a)(1).

( )       75 days after filing pursuant to paragraph (a)(2).

(  )        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Pacific Financial Group MUTUAL FUNDS

PROSPECTUS

August 28, 2018

RiskPro® PFG Aggressive 30+ Fund	Class R Shares PFSUX

RiskPro® PFG 30+ Fund	Class R Shares PFSMX

RiskPro® 30+ Fund	Class R Shares PFSEX

RiskPro® Aggressive 30+ Fund	Class R Shares PFLWX

RiskPro® Dynamic 0-10 Fund	Class R Shares PFDOX

RiskPro® Dynamic 15-25 Fund	Class R Shares PFDPX

RiskPro® Dynamic 20-30 Fund	Class R Shares PFJDX

RiskPro® PFG Balanced 20-30 Fund	Class R Shares PFDBX

RiskPro® PFG Equity 30+ Fund	Class R Shares PFDEX

RiskPro® PFG Global 30+ Fund	Class R Shares PFDGX

RiskPro® Tactical 0-30 Fund	Class R Shares PFTEX

RiskPro® PFG 0-15 Fund	Class R Shares PFADX

RiskPro® Alternative 0-15 Fund	Class R Shares PFAOX

Investment Adviser

Pacific Financial Group, LLC

2077 West Coast Highway

Newport Beach, CA 92663

www.TPFG.com 1-888-451-TPFG

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY: RiskPro® PFG Aggressive 30+ Fund

FUND SUMMARY: RiskPro® PFG 30+ Fund

FUND SUMMARY: RiskPro® 30+ Fund

FUND SUMMARY: RiskPro® Aggressive 30+ Fund

FUND SUMMARY: RiskPro® Dynamic 0-10 Fund

FUND SUMMARY: RiskPro® Dynamic 15-25 Fund

FUND SUMMARY: RiskPro® Dynamic 20-30 Fund

FUND SUMMARY: RiskPro® PFG Balanced 20-30 Fund

FUND SUMMARY: RiskPro® PFG Equity 30+ Fund

FUND SUMMARY: RiskPro® PFG Global 30+ Fund

FUND SUMMARY: RiskPro® Tactical 0-30 Fund

FUND SUMMARY: RiskPro® PFG 0-15 Fund

FUND SUMMARY: RiskPro® Alternative 0-15 Fund

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT
STRATEGIES AND RELATED RISKS

Investment Objective

Principal Investment Strategies

Principal Investment Risks

Temporary Investments

Portfolio Holdings Disclosure

MANAGEMENT

Investment Adviser

Portfolio Managers

HOW SHARES ARE PRICED

HOW TO PURCHASE SHARES

HOW TO REDEEM SHARES

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

DISTRIBUTION OF SHARES

Distributor

Distribution Fees

Additional Compensation to Financial Intermediaries

Householding

FINANCIAL HIGHLIGHTS

PRIVACY NOTICE

FUND SUMMARY - RiskPro® PFG AGGRESSIVE 30+ Fund

Investment Objective: The Fund seeks aggressive growth.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.67%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.42%
Acquired Fund Fees and Expenses (2)	1.24%
Total Annual Fund Operating Expenses	3.41%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$331	$1,010

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing in mutual funds and exchanged-traded funds with each Underlying Fund investing primarily in U.S. and international equity securities of varying market capitalizations, in order to obtain exposure to the broad global equity market.

The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks. The Fund's investments are made without regard to style or sector exposure. The Adviser may also invest a portion of the Fund's assets in Underlying Funds that invest in fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds), liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund's net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

  Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
  Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
  Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the maximum range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors should consider investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms® take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

There is no limit on the Fund's maximum annual volatility. As estimated by RiskPro®, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund principally through its investments in Underlying Funds and the securities held by the Underlying Funds.

•	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.
•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Underlying Funds. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the ability of Underlying Funds' to sell their bonds. The lack of a liquid market for these bonds could decrease the share price of the Underlying Funds, which would, in turn, decrease the Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results or that the Fund will achieve its investment objective.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As the Fund principally invests in Underlying Funds, a higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. The Fund’s investment risk may be increased to the extent that the Fund invests a significant amount of its assets in Underlying Funds advised by the same adviser.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividends and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans. For all other investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are taxable to the investor at either ordinary income or capital gains tax rates.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® PFG 30+ Fund

Investment Objective: The Fund seeks aggressive growth.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.73%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses (2)	2.97%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$300	$918

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) ("MFS"), under normal market circumstances ("MFS Underlying Funds").

In selecting MFS Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by MFS and the Adviser's proprietary investment analysis. MFS' research services include information and analysis about MFS' approach to security selection for the MFS Underlying Funds.

In reviewing and implementing the information provided by MFS, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•	Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
•	Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
•	Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in MFS Underlying Funds that invest in equity securities without regard to market capitalization, style, sector, or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in MFS Underlying Funds that invest in liquid alternative/specialty securities or cash equivalents. The percentage of the Fund's net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities and cash equivalents varies.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in MFS Underlying Funds and the securities held by the MFS Underlying Funds

•	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.
•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the MFS Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease the MFS Underlying Funds' share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in MFS Underlying Funds, higher portfolio turnover within the MFS Underlying Funds will result in higher transactional and brokerage costs for the MFS Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Underlying Funds Risk. MFS Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the MFS Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the MFS Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund's concentration in investing at least 80% of the Fund's assets in MFS Underlying Funds, under normal market circumstances, increases the Fund's investment risk.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® 30+ Fund

Investment Objective: The Fund seeks aggressive growth.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.84%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.59%
Acquired Fund Fees and Expenses (2)	1.14%
Total Annual Fund Operating Expenses	3.48%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$351	$1,068

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations, in order to obtain exposure to the broad U.S. equity market.

The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks. The Fund's investments are made without regard to style or sector exposure. The Adviser may also invest a portion of the Fund's assets in Underlying Funds that invest in international equities, fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds), liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund's net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

  Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
  Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
  Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%.The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund's ability to sell itsbonds. The lack of a liquid market for these bonds could decrease an Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. The Fund’s investment risk may be increased to the extent that the Fund invests a significant amount of its assets in Underlying Funds advised by the same adviser.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® aGGRESSIVE 30+ Fund

Investment Objective: The Fund seeks aggressive growth.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.69%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.44%
Acquired Fund Fees and Expenses (2)	0.68%
Total Annual Fund Operating Expenses	2.87%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$290	$889

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in the SA Funds – Investment Trust (“Loring Ward Underlying Funds”), a family of mutual funds managed by LWI Financial Inc. (“Loring Ward”).

In selecting Loring Ward Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by Loring Ward. The research provided by Loring Ward includes information and analysis that focuses on asset class investing. Asset classes are groups of securities with similar risk characteristics, like small company stocks, large company stocks and international bonds. Asset class investing attempts to capture the performance of a specific market segment, unlike index investing that attempts to replicate the performance of an index. Loring Ward's research may exclude certain types of securities, such as highly regulated utilities, REITs, or recent IPOs where Loring Ward believes such securities are not likely to perform consistent with the broad factors driving those asset classes.

In reviewing and implementing the information provided by Loring Ward, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

  Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
  Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
  Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

With respect to the overall asset allocation of the Fund, the Adviser invests in Loring Ward Underlying Funds without regard to market capitalization, style, sector, or country exposure; and fixed-income securities, issued by domestic and foreign corporations and government entities, of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in Loring Ward Underlying Funds that invest in liquid alternative/specialty securities or cash equivalents. The percentage of the Fund's net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser, and unaffiliated with Loring Ward. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

Loring Ward Underlying Funds’ investment philosophy are not considered aggressive growth, however the Adviser’s investment management overlay intends to pursue an aggressive growth strategy. As a result, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Loring Ward Underlying Funds and the securities held by Loring Ward Underlying Funds.

•	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.
•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Loring Ward Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Loring Ward Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Loring Ward Underlying Funds, higher portfolio turnover within the Loring Ward Underlying Funds will result in higher transactional and brokerage costs for the Loring Ward Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The Loring Ward Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Loring Ward Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Loring Ward Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Loring Ward Fund. Further, the Fund's concentration in investing at least 80% of the Fund's assets in Loring Ward Underlying Funds, under normal market circumstances, increases the Fund's investment risk.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® Dynamic 0-10 Fund

Investment Objective: The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 10%, over a forward-looking rolling 12-month period.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	1.17%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.92%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses (2)	3.18%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$321	$980

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC ("PIMCO"), under normal circumstances ("PIMCO Underlying Funds").

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by PIMCO. The research services will include information and analysis about the Underlying PIMCO Funds, near-term and medium-term projections of market and economic trends and the relative attractiveness of fixed income and equity market sectors. These inputs are driven by PIMCO’s investment process in which top-down views informed by the firm’s cyclical and secular investment forums are complemented by bottom-up perspectives from sector specialists and analytic research.

In reviewing and implementing the information provided by PIMCO, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•	Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
•	Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
•	Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in PIMCO Underlying Funds that invest primarily in fixed-income securities, issued by domestic and foreign corporations and government entities, of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in PIMCO Underlying Funds that invest in equity securities of varying market capitalization, style, sector, and country exposure; liquid alternative/specialty securities; and cash equivalents. The percentage of the Fund's net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary. In selecting Underlying PIMCO Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and other securities in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 10%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a dynamic approach to investing, moderately changing the Fund's investments and/or asset allocation, based on market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying PIMCO Fund. Further, the Fund's concentration in investing at least 80% of the Fund's assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund's investment risk.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® Dynamic 15-25 Fund

Investment Objective: The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 25%, over a forward-looking rolling 12-month period.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.62%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses (2)	2.70%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$273	$838

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC ("PIMCO"), under normal circumstances ("PIMCO Underlying Funds").

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by PIMCO. The research services include information and analysis about the underlying PIMCO Funds, near-term and medium-term projections of market and economic trends and the relative attractiveness of fixed income and equity market sectors. These inputs are driven by PIMCO’s investment process in which top-down views informed by the firm’s cyclical and secular investment forums are complemented by bottom-up perspectives from sector specialists and analytic research.

In reviewing and implementing the information provided by PIMCO, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•	Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
•	Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
•	Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in PIMCO Underlying Funds that invest primarily in equity securities without regard to market capitalization, style, sector, or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in PIMCO Underlying Funds that invest in liquid alternative/specialty securities and cash equivalents. The percentage of the Fund's net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary. In selecting Underlying PIMCO Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and other securities in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 25%.The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 15% from time to time.

The Adviser takes a dynamic approach to investing, moderately changing the Fund's investments and/or asset allocation, based on market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying PIMCO Fund. Further, the Fund's concentration in investing at least 80% of the Fund's assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund's investment risk.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® Dynamic 20-30 Fund

Investment Objective: The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling 12-month period.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.76%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.51%
Acquired Fund Fees and Expenses (2)	0.97%
Total Annual Fund Operating Expenses	3.23%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$326	$995

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds advised by J.P. Morgan Investment Management Inc. ("Underlying Funds"), with each Underlying Fund investing primarily in U.S. equity and/or fixed-income securities, to obtain exposure to the U.S. broad equity and fixed income markets.

The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks; and the Fund defines fixed-income securities as debt instruments of any type and Underlying Funds that invest primarily in debt instruments. The Underlying Funds invest in equity securities without regard to market capitalization, style, sector, or country exposure; and in fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest a portion of the Fund's assets in Underlying Funds that invest in international securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund's net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

  Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
  Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
  Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 30%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 20% from time to time.

The Adviser takes a dynamic approach to investing, moderately changing the Fund's investments and/or asset allocation, based on market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. The Fund’s investment risk may be increased to the extent that the Fund invests a significant amount of its assets in Underlying Funds advised by the same adviser.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® PFG Balanced 20-30 Fund

Investment Objective: The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling twelve-month period.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.50%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses (2)	2.60%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$263	$808

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds ("Underlying Funds"), with each Underlying Fund investing primarily in U.S. equity and/or fixed-income securities, to obtain exposure to the U.S. broad equity and fixed income markets.

Under normal circumstances, the Adviser intends to invest at least 25% of the Fund's assets in domestic equity securities without regard to market capitalization, style or sector, and at least 25% of the Fund's assets in fixed income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks; and the Fund defines fixed-income securities as debt instruments of any type and Underlying Funds that invest primarily in debt instruments. The Adviser may also invest a portion of the Fund's assets in Underlying Funds that invest in international securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•	Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
•	Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
•	Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 30%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500. . Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 20% from time to time.

The Adviser takes a dynamic approach to investing, moderately changing the Fund's investments and/or asset allocation, based on market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® PFG Equity 30+ Fund

Investment Objective: The Fund seeks aggressive growth.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.46%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.21%
Acquired Fund Fees and Expenses (2)	0.37%
Total Annual Fund Operating Expenses	2.33%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$236	$727

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds ("Underlying Funds"), with each Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations, in order to obtain exposure to the U.S. broad equity market.

Under normal circumstances, the Adviser invests at least 80% of the Fund's net assets plus any amounts of borrowing in equity securities. The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks. The Fund's investments made without regard to style or sector exposure. The Adviser may also invest a portion of the Fund's assets in Underlying Funds that invest in international securities, fixed-income securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•	Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
•	Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
•	Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

•	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.
•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds; ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

•         Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® PFG Global 30+ Fund

Investment Objective: The Fund seeks aggressive growth.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.56%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.31%
Acquired Fund Fees and Expenses (2)	1.01%
Total Annual Fund Operating Expenses	3.07%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$310	$948

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds ("Underlying Funds"), with each Underlying Fund investing primarily in global equity securities in order to obtain exposure to the global broad equity market, as defined by the MSCI All Country World Index.

Under normal circumstances, the Adviser intends to invest at least 40% (or 30% if conditions are not favorable) of the Fund's net assets plus any amounts of borrowing in securities of non-U.S. issuers. The Fund defines global equity securities as stocks of foreign entities and Underlying Funds that invest primarily in stocks of foreign entities. The Fund's investments in the preceding securities are made without regard to country, style, or sector exposure. The Adviser may also invest a portion of the Fund's assets in Underlying Funds that invest in fixed-income securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•	Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
•	Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
•	Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and under normal market circumstances, does not intend to adjust the Fund's investments and/or asset allocation, in any substantial manner, in response to changes in the market.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

•	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.
•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld. CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® Tactical 0-30 Fund

Investment Objective: The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling 12-month period.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.78%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.53%
Acquired Fund Fees and Expenses (2)	1.35%
Total Annual Fund Operating Expenses	3.63%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$365	$1,112

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Meeder Investment Management ("Meeder"), under normal circumstances ("Meeder Underlying Funds").

In selecting Meeder Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by Meeder. The research provided by Meeder will include information and analysis about the Meeder Tactical Strategy, an investment strategy that assesses the risk-reward relationship of the stock market and the changing interest rate and credit environments on various asset classes, including stocks, bonds and cash equivalents.

In reviewing and implementing the information provided by Meeder, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

  Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
  Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
  Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in Meeder Underlying Funds that invest primarily in equity securities without regard to market capitalization, style, sector, or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high-yield bonds (also known as junk bonds). The Fund may also invest in Meeder Underlying Funds that invest in liquid alternative/specialty securities and cash equivalents. The percentage of the Fund's net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary. The Fund may also invest in mutual funds other than Meeder Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 30%.The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser intends to take a tactical approach to investing, actively changing the Fund's investments and/or asset allocations, in an effort to take advantage of changes in the market.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Meeder Underlying Funds and the securities held by Meeder Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Meeder Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Meeder Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Meeder Underlying Funds, higher portfolio turnover within the Meeder Underlying Funds will result in higher transactional and brokerage costs for the Meeder Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The Meeder Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Meeder Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Meeder Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Meeder Fund. Further, the Fund's concentration in investing at least 80% of the Fund's assets in Meeder Underlying Funds, under normal market circumstances, increases the Fund's investment risk.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® PFG 0-15 FUND

Investment Objective: The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling 12-month period.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.94%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.69%
Acquired Fund Fees and Expenses (2)	1.14%
Total Annual Fund Operating Expenses	3.58%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$361	$1,097

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds ("Underlying Funds"), with each Underlying Fund investing primarily in fixed-income securities, issued by domestic and foreign corporations and government entities, of any maturity or credit quality including high yield bonds (also known as junk bonds) and/or liquid alternative/specialty securities.

The Adviser may also invest in Underlying Funds that invest in equity securities of varying market capitalization, style, sector, and country exposure; liquid alternative/specialty securities; and cash equivalents. The percentage of the Fund's net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•	Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
•	Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
•	Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 15%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser intends to take a dynamic approach to investing, moderately changing the Fund's investments and/or asset allocation, based on market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. The Fund’s investment risk may be increased to the extent that the Fund invests a significant amount of its assets in Underlying Funds advised by the same adviser.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

FUND SUMMARY - RiskPro® Alternative 0-15 FUND

Investment Objective: The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling twelve-month period.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ___ of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.97%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.72%
Acquired Fund Fees and Expenses (2)	0.99%
Total Annual Fund Operating Expenses	3.46%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$349	$1,062

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC ("PIMCO"), under normal market circumstances ("PIMCO Underlying Funds").

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by PIMCO. The research services include information and analysis about the underlying PIMCO Funds, near-term and medium-term projections of market and economic trends and the relative attractiveness of absolute return fixed income, equity long/short, equity market neutral, and managed futures strategies as well as the general fixed income and equity market sectors. These inputs are driven by PIMCO’s investment process in which top-down views informed by the firm’s cyclical and secular investment forums are complemented by bottom-up perspectives from sector specialists and analytic research.

In reviewing and implementing the information provided by PIMCO, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•	Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.
•	Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.
•	Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition to investing in PIMCO Underlying Funds that use liquid alternative strategies, the Adviser may also invest in PIMCO Underlying Funds that invest in equity securities of varying market capitalization, style, sector, and country exposure; fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds); and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/speciality securities, and cash equivalents will vary. In selecting PIMCO Underlying Funds, the Adviser may also use a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for determining the extent to which it uses this portfolio and for selecting the PIMCO Underlying Funds and other securities in which the Fund invests.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio's volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 15%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a dynamic approach to investing, moderately changing the Fund's investments and/or asset allocation, based on market circumstances.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease the PIMCO Underlying Fund's share price.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.
•	Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each PIMCO Underlying Fund. Further, the Fund's concentration in investing at least 80% of the Fund's assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund's investment risk.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Investment Adviser: Pacific Financial Group, LLC ("Adviser")

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer, Eric Neufeld, CFA®, Portfolio Manager, and Julia Stewart, Portfolio Manager, have each served the Fund as a portfolio manager since it commenced operations in 2017.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

Pacific Financial Fund	Investment Objective
RiskPro® PFG Aggressive 30+ Fund	The Fund seeks aggressive growth.
RiskPro® PFG 30+ Fund	The Fund seeks aggressive growth.
RiskPro® 30+ Fund	The Fund seeks aggressive growth.
RiskPro® Aggressive 30+ Fund	The Fund seeks aggressive growth.
RiskPro® Dynamic 0-10 Fund	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 10% over a forward-looking rolling twelve-month period.
RiskPro® Dynamic 15-25 Fund	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 25% over a forward-looking rolling twelve-month period.
RiskPro® Dynamic 20-30 Fund	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30% over a forward-looking rolling twelve-month period.
RiskPro® PFG Balanced 20-30 Fund	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30% over a forward-looking rolling twelve-month period.
RiskPro® PFG Equity 30+ Fund	The Fund seeks aggressive growth.
RiskPro® PFG Global 30+ Fund	The Fund seeks aggressive growth.
RiskPro® Tactical 0-30 Fund	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling twelve-month period.
RiskPro® PFG 0-15 Fund	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling twelve-month period.
RiskPro® Alternative 0-15 Fund	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling twelve-month period.

Each Fund's investment objective and its 80%, 40%, 30% or 25% investment policy (if applicable) are non-fundamental policies and may be changed by the Trust's Board of Trustees upon 60 days written notice to shareholders.

Principal Investment Strategies:

Each Fund pursues its investment objective by implementing the strategies as described above and supplemented, with respect to some Funds, as described below. The following provides additional information about the investment strategies employed by the Adviser.

Risk Management Using RiskPro®

Applies to All Funds

"RiskPro®" is a software technology developed by ProTools, LLC, an affiliate of the Adviser, to estimate the forward-looking, maximum annual range of total returns of a portfolio of securities. RiskPro® considers, among other factors, the volatility of the portfolio, over the prior twelve months; a comparison of the portfolio's volatility, over that twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index. Based on proprietary algorithms, RiskPro® provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. IMPORTANT: The projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. Further, RiskPro® does not consider the fees and expenses of the Fund, or the potential impact of extreme market conditions. There is no certainty that the Fund's maximum range of annual total returns, as estimated by RiskPro®, will be accurate or that the Adviser will succeed in managing each Fund's maximum annual volatility. In addition, RiskPro's® proprietary algorithms may lack predictive validity.

Underlying Fund Selection Using Rational Analysis Strategy

"Rational Analysis" is the Adviser's proprietary investment research process whereby the Adviser integrates the optimal elements of Fundamental Analysis, Technical Analysis and Quantitative Studies into a "Rational" decision-making model, in selecting securities for the Fund.

•	Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity. Such analysis enables the Adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

•         Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The Adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks. Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

•	Quantitative Studies: The Adviser uses mathematic analytics and modeling of portfolios. Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions. The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Funds. Although the Funds will seek to meet their investment objectives, there is no assurance that they will do so.

The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risk of the Funds, as described in the Fund Summary sections of this Prospectus. The following risks apply to all Funds (except as noted) principally through their investments in Underlying Funds and the securities held by the Underlying Funds.

Aggressive Strategy Risk. (RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG 30+ Fund, RiskPro® 30+ Fund, RiskPro® Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund and RiskPro® PFG Global 30+ Fund only) The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company.

Fixed Income Risk. Fixed income risk factors include credit risk (a debtor's credit quality may decline, which increases the risk of default and prepayment risk (the debtor may pay its obligation earlier or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a specific investment held by an Underlying Fund, possibly causing the share price and total return of an Underlying Fund to be reduced and fluctuate more than other types of investments, which in turn would have the same adverse impact on a Fund's share price. When an Underlying Fund invests in fixed income securities, the value of the Fund's investment in the Underlying Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve's Federal Open Market Committee ("FOMC") raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Underlying Funds, which in turn may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Foreign markets may offer less protection to debt holders.

Foreign Risk. To the extent an Underlying Fund invests in foreign securities, the Underlying Fund could be subject to greater risks because the Underlying Fund's performance may depend on issues other than the performance of a specific company or U.S. market sector. These greater risks would be borne by the Funds, in turn. For example, changes in foreign economies and political climates are more likely to affect an Underlying Fund that invests in foreign securities, as compared to a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, an Underlying Fund that invests in foreign securities may be exposed to greater risk and will be more dependent on the ability of the adviser of the Underlying Fund to assess such risk than if the Underlying Fund invested solely in more developed countries. To the extent that the funds invest in Underlying Funds that invest in foreign securities, than the Funds are subject to these additional risks.

Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and an Underlying Fund's share price may decrease and its income distribution may be reduced, resulting in a comparable impact in a Fund that invested in that Underlying Fund. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce an Underlying Fund's ability to sell its bonds (liquidity risk). Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. These restrictions on Underlying Funds will, in turn, impact the Funds that invest in such Underlying Funds.

Limited History of Operations. Each Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. The Funds and the Adviser are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. These restrictions do not apply to the Adviser's management of individual and institutional accounts, and may be one potential reason that a Fund may not achieve its investment objective.

Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

Management Risk. The Adviser's reliance on its investment strategies and the Adviser's judgments about the value and potential appreciation of Underlying Funds in which a Fund invests may prove to be incorrect. The ability of a Fund to meet its investment objective is directly related to the Adviser's proprietary investment process, the research provided by the research providers and the accuracy of the estimates produced by RiskPro®. Research utilized by the Adviser from the research providers may not prove accurate with respect to economic and market forecasts. The Adviser's assessment of the relative value of Underlying Funds, or the securities held by Underlying Funds, along with the Adviser's assessment of the attractiveness and potential appreciation of Underlying Funds, or the specific securities held by Underlying Funds, may prove to be incorrect and there is no guarantee that the Adviser's investment strategies will produce the desired results. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.

Market Risk. Overall stock and bond market risks may also affect the value of Underlying Funds and the Funds that invest in those Underlying Funds. For example, factors such as domestic economic growth and market conditions, interest rate levels and political events, all affect the securities markets. Stocks and bonds involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the security's intrinsic worth or the Adviser misgauged that worth. Securities may also decline in price, even though, in theory, they are already undervalued.

Portfolio Turnover Risk. A higher portfolio turnover within Underlying Funds will result in higher transactional and brokerage costs, which will be borne, indirectly, by the Funds. In addition, where Funds invest in ETFs or individual securities, as opposed to mutual funds, a higher portfolio turnover will result in higher transactional and brokerage costs incurred directly by the Funds. High portfolio turnover may also result in adverse tax consequences.

RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

Sector Risk. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If an Underlying Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Underlying Funds Risk. Other investment companies ("Underlying Funds") in which a Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in a Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks. Additional risks of investing in ETFs and mutual funds are described below:

•         ETF Tracking Risk. Investment in a Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs' ability to track their applicable indices.

•	Mutual Funds and Management Risk: When a Fund invests in Underlying Funds, there is a risk that the investment advisers of those Underlying Funds: (i) may make investment decisions that are detrimental to the performance of the Fund; (ii) may be unsuccessful in meeting the Underlying Fund's investment objective; and (iii) may temporarily pursue strategies which are inconsistent with a Fund's investment objective. These risks are increased for Funds that invest at least 80% of the Fund's assets, under normal market circumstances, in Underlying Funds managed by a single investment adviser.

•         Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their net asset value. This difference in price may be reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

•         Strategies Risk: Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Funds invest in money market mutual funds for cash positions, there will be some duplication of expenses because the Funds pay its pro-rata portion of such money market funds' advisory fees and operational fees. The Funds may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Funds' policies regarding the release of portfolio holdings information is available in the Funds' Statement of Additional Information.

MANAGEMENT

Investment Adviser: Pacific Financial Group, LLC (“Adviser”), 2077 West Coast Highway, Newport Beach, CA 92663, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds' investment portfolios. The Adviser is responsible for selecting the Funds' investments according to the Funds' investment objectives, policies and restrictions. The Adviser provides asset allocation portfolios which utilize the Funds as underlying investments to retirement plan participants. As of April 30, 2018, the Advisor had approximately $2 billion in assets under management.

Pursuant to the Advisory Agreement, each Fund pays the Adviser, on a monthly basis, an annual advisory fee equal to 1.25% of that Fund's average daily net assets.

Under the Advisory Agreement, the amount of the annual advisory fee paid by each Fund to the Adviser is reduced, based on the total assets under management ("AUM") of all Funds. The annual advisory fee is paid monthly and is equal to 1.25% of each Fund's average daily assets, so long as total AUM of all Funds is less than $3 billion; the annual advisory fee is equal to 1.20% on that portion of each Fund's average daily net assets, to the extent that total AUM of all Funds is greater than $3 billion.

For the fiscal year ended April 30, 2018, the Adviser received an advisory fee from each Fund in amounts below (as a percentage of each Fund’s average daily net assets):

FUND	FEE RECEIVED

RiskPro® PFG Aggressive 30+ Fund	1.25%
RiskPro® PFG 30+ Fund	1.25%
RiskPro® 30+ Fund	1.25%
RiskPro® Aggressive 30+ Fund	1.25%
RiskPro® Dynamic 0-10 Fund	1.25%
RiskPro® Dynamic 15-25 Fund	1.25%
RiskPro® Dynamic 20-30 Fund	1.25%
RiskPro® PFG Balanced 20-30 Fund	1.25%
RiskPro® PFG Equity 30+ Fund	1.25%
RiskPro® PFG Global 30+ Fund	1.25%
RiskPro® Tactical 0-30 Fund	1.25%
RiskPro® PFG 0-15 Fund	1.25%
RiskPro® Alternative 0-15 Fund	1.25%

A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement is available in the Funds' annual shareholder report dated April 30, 2018.

Portfolio Managers:

Jennifer Enstad

Ms. Enstad began her career with the Adviser's affiliate, The Pacific Financial Group, Inc., a Washington State investment adviser ("Pacific") in 1990 and has served in a number of capacities for Pacific, including performing operational duties (1990-1995), as the Head Trader (1995-2002), as the Director of Operations (1998-2002), as an Analyst (2002-2004), as an Assistant Portfolio Manager (2004-2006), as a Portfolio Manager (2006-2017), as Senior Portfolio Manager (2017-2018) and as Chief Investment Officer (2018-present). Ms. Enstad has a B.A. in Business from the University of Washington and is a Chartered Financial Analyst.

Eric Neufeld

Mr. Neufeld is a Portfolio Manager with the Adviser’s affiliate, Pacific, where he started as an Investment Analyst in 2013, began working as an Associate Portfolio Manager in 2014, and as a Portfolio Manager in 2015. Prior to Pacific, for seven years, from 1998 – 2005, Mr. Neufeld worked with institutional retirement plans at Fidelity Investments. Mr. Neufeld has an M.B.A. in Finance from Suffolk University, a B.B.A. in Finance from James Madison University and is a Chartered Financial Analyst.

Julia Stewart

Ms. Stewart is a Portfolio Manager with the Adviser’s affiliate, Pacific, where she started as an Investment Analyst in 2012, began working as an Associate Portfolio Manager in 2014, and as a Portfolio Manager in 2015. Ms. Stewart held a variety of Analyst and Research positions in the financial services industry, over an eight year period prior to joining Pacific, including roles at Offit Capital, LLC, CTC consulting, LLC and BlackRock, LLC. Ms. Stewart has a B.A. in Finance from Pace University and an M.S. in Finance from Seattle University.

HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price of the Funds' shares is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4 p.m. Eastern Time) on each day the NYSE is open for business. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Funds, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Funds (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds' securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Funds' NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of the Funds' securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds' portfolio securities may change on days when you may not be able to buy or sell the Funds' shares. In computing the NAV, the Funds value foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Funds' portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Funds price its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAVs, the Adviser may need to price the security using the Funds' fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds' portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds' NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Funds' assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Choosing a Fund

Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, "Retirement Investors"). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers ("Financial Intermediaries"). The minimum initial investment to open an account is $1,000 for all account types and the minimum subsequent investment is $250, though the Fund reserves the right to waive any investment minimum.

It is anticipated that Fund shareholders will be clients of The Pacific Financial Group, Inc. ("Pacific"), an investment adviser that is affiliated with the Adviser. Pacific provides clients with discretionary investment management services. You may purchase shares of the Fund by sending a completed application form to the following address:

Regular Mail Pacific Financial Funds c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154-1150 1-888-451-TPFG	Express/Overnight Mail Pacific Financial Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130-2095 1-888-451-TPFG

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Automatic Investment Plan: You may participate in the Funds' Automatic Investment Plan, an investment plan that automatically takes money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Funds at 1-888-451-TPFG for more information about the Funds' Automatic Investment Plan.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds' distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a brokers authorized designee, receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Funds at 1-888-451-TPFG for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds' designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to "Pacific Financial Funds." The Funds will not accept payment in cash, including cashier's checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Funds' transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Funds receive your application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•         the name of the Fund and share class;

•         the dollar amount of shares to be purchased; and

•         a completed purchase application or investment stub; and

•         a check payable to the "__________________________"

Self-Directed Brokerage Accounts: Participants in retirement plans, such as 401(k) plans, may be provided with the option to open a self-directed brokerage account through the retirement plan's administrator or record keeper. The Funds, including Model Portfolios constructed by the Adviser or its affiliate, Pacific, may be available for purchase through a retirement plan's self-directed brokerage account. Retirement plan participants may contact their Financial Intermediary, or may contact the Funds at 1-888-451-TPFG, for more information about investing in the Funds through self-directed brokerage accounts.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail Pacific Financial Funds c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154-1150 1-888-451-TPFG	Express/Overnight Mail Pacific Financial Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130-2095 1-888-451-TPFG

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-888-451-TPFG. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds' transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds' Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $1,000 on specified days of each month into your established bank account. Please contact the Fund at 1-888-451-TPFG for more information about the Funds' Automatic Withdrawal Plan.

The Funds typically expect that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer, except as noted above. The Funds typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

Self-Directed Brokerage Accounts: If you invested in the Funds through a self-directed brokerage account available through your retirement plan, you should contact your Financial Intermediary, your plan administrator or record keeper, or the Funds at 1-888-451-TPFG, for information about redeeming your shares.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than the lesser of $250,000 or 1% of the Funds' assets. The securities will be chosen by the Funds and valued under the Funds' net asset value procedures. To the extent feasible, redemptioins in kind will be paid with a pro rata allocation of the Fund’s portfolio. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once the Funds receive your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order." If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order: Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

•         The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•         The request must identify your account number;

•         The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•         If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Suspension of Redemptions: Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times: (a) when the NYSE is closed, other than customary weekend and holiday closings; (b) when trading on that exchange is restricted for any reason; (c) when an emergency exists as a result of which disposal by the Funds of securities owned is not reasonably practicable or it is not reasonably practicable for the Funds to fairly determine the value of net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption. In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with the Funds;
•	you request that a redemption be mailed to an address other than that on record with the Funds;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in the Funds falls below $1,000, the Funds may notify you that, unless the account is brought up to at least $1,000 within 10 days of the notice; your account could be closed. After the notice period, the Funds may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimums due to a decline in NAV. The Funds will not charge any redemption fee on involuntary redemptions.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds' investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Trust's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include, but are not limited to, committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' Market Timing Trading Policy. Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds' shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds' Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds' Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds' Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds' Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds' Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Funds' shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

The Funds intend to distribute substantially all of their net investment income and net capital gains annually.
Both distributions will be reinvested in shares of the Funds unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Funds' shares.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, NE 68130, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares of the Funds are offered on a continuous basis.

Distribution Fees: The Trust, on behalf of the Funds, has adopted a Distribution Plan for Class R shares pursuant to Rule 12b-1 (the "Plan"), pursuant to which a Fund pays the Fund's distributor an annual fee for distribution expenses of 0.25% of the Fund's average daily net assets attributable to the Class R shares.

The Funds' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses. If you work with a Financial Intermediary in investing in the Funds, and the Financial Intermediary is affiliated with a broker/dealer firm, then the broker/dealer firm is likely to receive 12b-1 fees from the Fund's distributor, for distribution services provided by the Financial Intermediary.

Shareholder Servicing Fees: The Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets attributable to Class R shares to Financial Intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares. Typically, if you work with a Financial Intermediary in investing in the Funds, and the Financial Intermediary assists you in setting up and maintaining your account in which shares of the Funds are held, the Funds are likely to pay that Financial Professional a Shareholder Serving Fee. The Adviser or an affiliate may also receive a Shareholder Servicing Fee for services provided to the Funds or the Funds' shareholders.

Additional Compensation to Financial Intermediaries: The Funds' Adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to Financial Intermediaries who sell shares of the Funds, assist in the marketing of the Funds or provide services to the Funds' shareholders. Financial Intermediaries include brokers, investment advisors, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and Shareholder Servicing Fees that are disclosed elsewhere in this Prospectus. These payments are generally made to Financial Intermediaries that provide shareholder or administrative services, including assistance in opening accounts in which Fund shares are held, help in identifying a shareholder's risk profile, education about the Funds and Model Portfolios that are consistent with a shareholder's risk profile, and ongoing monitoring of a shareholder's investments in the Funds and Model Portfolios, and any changes in the shareholder's risk profile.

Financial Intermediaries may also receive payments from the Adviser and its affiliates for marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides distribution or shareholder services to Fund shareholders.

Householding: To reduce expenses, the Funds mail only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-888-451-TPFG on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been derived from the financial statements audited by Cohen & Company, Ltd., independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' April 30, 2018 annual report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® PFG Aggressive 30+ Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.01)
Net realized and unrealized gain on investments(3)	0.03
Total income/(loss) from investment operations	0.02

Less distributions from:
Net investment income	(0.08)

Net asset value, end of period	$ 9.94

Total Return(4)	0.23%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 229,921
Ratio of gross expenses to average net assets(5,6)	2.17%
Ratio of net investment income to average net assets (2,5,6)	(0.17)%

Fund turnover rate (7)	106%

*	RiskPro® PFG Aggressive 30+ Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redem ption of Fund shares. Total returns for periods of less than one year are not annualized.
(5)	Does not include the expenses of the investment companies in which the Fund invests.
(6)	Annualized
(7)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® PFG 30+ Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.01)
Net realized and unrealized gain on investments	0.06
Total income/(loss) from investment operations	0.05

Less distributions from:
Net investment income	(0.08)

Net asset value, end of period	$ 9.97

Total Return(3)	0.50%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 113,953
Ratio of gross expenses to average net assets(4,5)	2.23%
Ratio of net investment income to average net assets (2,4,5)	(0.37)%

Fund turnover rate (6)	0%

*	RiskPro® PFG 30+ Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® 30+ Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.09)
Net realized and unrealized gain on investments(3)	0.06
Total income/(loss) from investment operations	(0.03)

Net asset value, end of period	$ 9.97

Total Return(4)	(0.30)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 86,033
Ratio of gross expenses to average net assets(5,6)	2.34%
Ratio of net investment income to average net assets (2,5,6)	(2.22)%

Fund turnover rate (7)	38%

*	RiskPro® 30+ Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(5)	Does not include the expenses of the investment companies in which the Fund invests.
(6)	Annualized
(7)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® Aggressive 30+ Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	0.04
Net realized and unrealized loss on investments	(0.11)
Total income/(loss) from investment operations	(0.07)

Less distributions from:
Net investment income	(0.15)

Net asset value, end of period	$ 9.78

Total Return(3)	(0.77)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 130,122
Ratio of gross expenses to average net assets(4,5)	2.19%
Ratio of net investment income to average net assets (2,4,5)	1.17%

Fund turnover rate (6)	9%

*	RiskPro® Aggressive 30+ Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® Dynamic 0-10 Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	0.02
Net realized and unrealized loss on investments	(0.23)
Total income/(loss) from investment operations	(0.21)

Less distributions from:
Net investment income	(0.02)

Net asset value, end of period	$ 9.77

Total Return(3)	(2.12)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 54,225
Ratio of gross expenses to average net assets(4,5)	2.67%
Ratio of net investment income to average net assets (2,4,5)	0.41%

Fund turnover rate (6)	43%

*	RiskPro® Dynamic 0-10 Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® Dynamic 15-25 Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.05
Net realized and unrealized loss on investments	(0.22)
Total income/(loss) from investment operations	(0.17)

Less distributions from:
Net investment income	(0.11)

Net asset value, end of period	$ 9.72

Total Return(3)	(1.67)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 211,587
Ratio of gross expenses to average net assets(4,5)	2.12%
Ratio of net investment income to average net assets (2,4,5)	1.41%

Fund turnover rate (6)	13%

*	RiskPro® Dynamic 15-25 Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® Dynamic 20-30 Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.01)
Net realized and unrealized loss on investments	(0.19)
Total income/(loss) from investment operations	(0.20)

Net asset value, end of period	$ 9.80

Total Return(3)	(2.00)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 153,858
Ratio of gross expenses to average net assets(4,5)	2.26%
Ratio of net investment income to average net assets (2,4,5)	(0.80)%

Fund turnover rate (6)	0%

*	RiskPro® Dynamic 20-30 Fund commenced operations and trading on March 15, 2018.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® PFG Balanced 20-30 Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment income (1,2,7)	0.00
Net realized and unrealized loss on investments	(0.18)
Total income/(loss) from investment operations	(0.18)

Less distributions from:
Net investment income	(0.05)

Net asset value, end of period	$ 9.77

Total Return(3)	(1.84)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 224,029
Ratio of gross expenses to average net assets(4,5)	2.00%
Ratio of net investment income to average net assets (2,4,5)	0.10%

Fund turnover rate (6)	63%

*	RiskPro® PFG Balanced 20-30 Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.
(7)	Amount represents less than $0.005.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® PFG Equity 30+ Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.02)
Net realized and unrealized loss on investments	(0.16)
Total income/(loss) from investment operations	(0.18)

Less distributions from:
Net investment income	(0.03)

Net asset value, end of period	$ 9.79

Total Return(3)	(1.85)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 300,808
Ratio of gross expenses to average net assets(4,5)	1.96%
Ratio of net investment income to average net assets (2,4,5)	(0.41)%

Fund turnover rate (6)	63%

*	RiskPro® PFG Equity 30+ Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® PFG Global 30+ Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.05)
Net realized and unrealized loss on investments(3)	(0.06)
Total income/(loss) from investment operations	(0.11)

Less distributions from:
Net investment income	(0.03)

Net asset value, end of period	$ 9.86

Total Return(4)	(1.12)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 134,265
Ratio of gross expenses to average net assets(5,6)	2.06%
Ratio of net investment income to average net assets (2,5,6)	(1.22)%

Fund turnover rate (7)	57%

*	RiskPro® PFG Global 30+ Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized..
(5)	Does not include the expenses of the investment companies in which the Fund invests.
(6)	Annualized
(7)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® Tactical 0-30 Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment loss (1,2)	(0.05)
Net realized and unrealized loss on investments	(0.11)
Total income/(loss) from investment operations	(0.16)

Less distributions from:
Net investment income	(0.01)

Net asset value, end of period	$ 9.83

Total Return(3)	(1.57)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 100,881
Ratio of gross expenses to average net assets(4,5)	2.28%
Ratio of net investment income to average net assets (2,4,5)	(1.25)%

Fund turnover rate (6)	8%

*	RiskPro® Tactical 0-30 Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® PFG 0-15 Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.02
Net realized and unrealized loss on investments	(0.30)
Total income/(loss) from investment operations	(0.28)

Less distributions from:
Net investment income	(0.05)

Net asset value, end of period	$ 9.67

Total Return(3)	(2.80)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 58,744
Ratio of gross expenses to average net assets(4,5)	2.44%
Ratio of net investment income to average net assets (2,4,5)	0.50%

Fund turnover rate (6)	1%

*	RiskPro® PFG 0-15 Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

RiskPro® Alternative 0-15 Fund Class R Shares
Period* Ended
April 30, 2018

Net asset value, beginning of period	$ 10.00
Income/(loss) from investment operations:
Net investment income (1,2)	0.11
Net realized and unrealized loss on investments	(0.28)
Total income/(loss) from investment operations	(0.17)

Less distributions from:
Net investment income	(0.20)

Net asset value, end of period	$ 9.63

Total Return(3)	(1.77)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 50,179
Ratio of gross expenses to average net assets(4,5)	2.47%
Ratio of net investment income toaverage net assets (2,4,5)	3.06%

Fund turnover rate (6)	2%

*	RiskPro® Alternative 0-15 Fund commencement operations on December 11, 2017 and commenced trading on December 14, 2017.
(1)	Net investment income/(loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of the investment companies in which the Fund invests.
(5)	Annualized
(6)	Not annualized.

PRIVACY NOTICE

Rev. February, 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates' everyday business purposes – information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn't jointly market.

PACIFIC FINANCIAL FUNDS

Adviser	Pacific Financial Group, LLC 2077 West Coast Highway Newport Beach, CA 92663
Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, NE 68130
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130
Custodian	The Bank of New York Mellon One Wall Street New York, NY 10286
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

Additional information about the Funds is included in the Funds' Statement of Additional Information dated August 28, 2018 (the "SAI"). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds' policies and management. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year or fiscal period.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Fund, please call 1-888-451-TPFG or visit www.TPFG.com. You may also write to:

Pacific Financial

c/o Gemini Fund Services, LLC
P.O. Box 541150

Omaha, NE 68154-1150

You may review and obtain copies of the Funds' information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21720

 PACIFIC FINANCIAL GROUP FUNDS

RiskPro® PFG Aggressive 30+ Fund	Class R Shares PFSUX

RiskPro® PFG 30+ Fund	Class R Shares PFMSX

RiskPro® 30+ Fund	Class R Shares PFSEX

RiskPro® Aggressive 30+ Fund	Class R Shares PFLWX

RiskPro® Dynamic 0-10 Fund	Class R Shares PFDOX

RiskPro® Dynamic 15-25 Fund	Class R Shares PFDPX

RiskPro® Dynamic 20-30 Fund	Class R Shares PFJDX

RiskPro® PFG Balanced 20-30 Fund	Class R Shares PFDBX

RiskPro® PFG Equity 30+Fund	Class R Shares PFDEX

RiskPro® PFG Global 30+Fund	Class R Shares PFDGX

RiskPro® Tactical 0-30 Fund	Class R Shares PFTEX

RiskPro® PFG 0-15 Fund	Class R Shares PFADX

RiskPro® Alternative 0-15 Fund	Class R Shares PFAOX

Each a Series of Northern Lights Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2018

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of the Pacific Financial Group Mutual Funds dated August 28, 2018 and the annual and semi-annual reports, copies of which may be obtained without charge by contacting the Funds’ Transfer Agent, Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, by calling 1-888-451-TPFG or at www.TPFG.com.

TABLE OF CONTENTS

THE FUNDS
TYPES OF INVESTMENTS
INVESTMENT RESTRICTIONS
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS
MANAGEMENT
INVESTMENT ADVISER
THE DISTRIBUTOR
ALLOCATION OF PORTFOLIO BROKERAGE
PORTFOLIO TURNOVER
Fund Administration, Fund Accounting and Transfer Agent Services
Custodian
Compliance Officer
DESCRIPTION OF SHARES
ANTI-MONEY LAUNDERING PROGRAM
PURCHASE, REDEMPTION AND PRICING OF SHARES
TAX STATUS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL COUNSEL
APPENDIX A

THE FUNDS

The Pacific Financial Group Mutual Funds (each a "Fund," collectively the "Funds") is comprised of twelve different, actively managed funds. The Funds are:

•	RiskPro® PFG Aggressive 30+ Fund
•	RiskPro® PFG 30+ Fund
•	RiskPro® 30+ Fund
•	RiskPro® Aggressive 30+ Fund
•	RiskPro® Dynamic 0-10 Fund
•	RiskPro® Dynamic 15-25 Fund
•	RiskPro® Dynamic 20-30 Fund
•	RiskPro® PFG Balanced 20-30 Fund
•	RiskPro® PFG Equity 30+ Fund
•	RiskPro® PFG Global 30+ Fund
•	RiskPro® Tactical 0-30 Fund
•	RiskPro® PFG 0-15 Fund
•	RiskPro® Alternative 0-15 Fund

Each Fund is a series of the Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the "Trust"). Pacific Financial Group, LLC, (the "Adviser") serves as investment advisor to the Funds. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees"). Each Fund may issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by that Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of a Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Fund is a diversified series consisting of one class of shares, Class R shares. Each Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

TYPES OF INVESTMENTS

The investment objective of each Fund and a description of its principal investment strategies are set forth under "Risk/Return Summary" in the Prospectus. Each Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the strategies the Adviser may employ in pursuit of a Fund’s investment objective and a summary of related risks. As each Fund is a fund of funds, the investment risks to each Fund is typically incurred through the securities held by the mutual funds and exchange traded funds in which each Fund invests (the “Underlying Funds”).

Asset-Backed Securities and Collateralized Debt Obligations

Asset-backed securities and collateralized debt obligations ("CDOs") are created by the grouping of certain governmental, government related and private loans, receivables and other non-mortgage lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches are entitled to receive regular installments of principal and interest, other tranches are entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches are only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in asset-backed securities and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranch is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, asset-backed securities and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to an Underlying Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by that Underlying Fund, which would be taxed as ordinary income when distributed to the Underlying Fund’s shareholders, which would include Funds investing in that Underlying Fund.

The credit characteristics of asset-backed securities and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Brady Bonds

Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

Each Fund or an Underlying Fund may invest in closed-end investment companies. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange or the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as any of the Funds), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Fund or an Underlying Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund or an Underlying Fund will incur normal brokerage costs on such purchases similar to the expenses that Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund or an Underlying Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, or in the opinion of an Underlying fund’s investment adviser, based on a consideration of the nature of that closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if that Fund or an Underlying Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Each Fund or an Underlying Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by that Fund or an Underlying Fund will ever decrease. In fact, it is possible that this market discount may increase and that Fund or an Underlying Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of that Fund's or an Underlying Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by that Fund or an Underlying Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by that Fund or an Underlying Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging each closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. Each Fund's or an Underlying Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

Each Fund or an Underlying Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. Each Fund, and in most instances each Underlying Fund, may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser or an Underlying Fund’s investment adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to that Fund or that Underlying Fund.

Depositary Receipts

American Depositary Receipts ("ADRs") are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

Each Fund and in most instances each Underlying Fund, may invest directly in and purchase ADRs and other investment companies that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by that Fund or by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Fund or an Underlying Fund.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging technique, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund or an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Each Fund or an Underlying Fund may invest in equity securities, with a particular emphasis upon investments in common stock. Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser or an Underlying fund’s investment adviser. As a result, the return and net asset value of a Fund or an Underlying Fund will fluctuate. Securities in that Fund's portfolio, or in an Underlying Fund’s portfolio, may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund or Underlying Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange Traded Funds

As noted in the Prospectus, the Funds and the Underlying Funds may invest in exchange-traded funds (“ETFs”).

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if a fund's adviser believes it is in the fund's interest to do so. A fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund or an Underlying Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund or an Underlying Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although each Fund believes that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

When a Fund or an Underlying Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund or an Underlying Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, that Fund's or an Underlying Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which each Fund or an Underlying Fund may be more heavily invested will vary

Foreign Currency Exchange Transactions

Each Fund may, directly or through investments in other Underlying Funds, engage in foreign currency exchange transactions. A Fund or an Underlying Fund enters into these transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

A forward foreign currency exchange contract is an obligation by a Fund or an Underlying Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's or an Underlying Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund or an Underlying Fund may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. A Fund or an Underlying Fund also may enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, a Fund or an Underlying Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause a Fund or an Underlying Fund to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Foreign Securities

Each Fund may invest directly in foreign securities, in ADRs, and in Underlying Funds that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund or Underlying Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund or an Underlying Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent each Fund’s or an Underlying Fund’s currency exchange transactions do not fully protect that Fund or an Underlying Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which that Fund or an Underlying Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of that Fund’s or an Underlying Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which that Fund or an Underlying Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of that Fund’s or an Underlying Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. A Fund and Underlying Funds may invest in futures contracts only to the extent it could invest in the underlying instrument directly.

Each Fund and in most instances an Underlying Fund may engage in futures transactions. Typically, a fund’s primary purpose in entering into futures contracts is to protect that fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if a fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if a fund holds stocks and seeks to protect itself from a decrease in stock prices, that fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If a Fund or an Underlying Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund or an Underlying Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as a Fund or an Underlying Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund's or an Underlying Fund’s interest rate futures contract will increase, thereby keeping the net asset value of that Fund or an Underlying Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, a Fund or an Underlying Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund or an Underlying Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund or an Underlying Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, that Fund or an Underlying Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, that Fund's or an Underlying Fund’s access to other assets held to cover its futures positions also could be impaired.

Risk of Loss. Although a Fund may believe that the use of such contracts will benefit that Fund or an Underlying Fund, a Fund's or an Underlying Fund’s overall performance could be worse than if that Fund or an Underlying Fund had not entered into futures contracts if the Adviser's investment judgment, or the investment judgment of the Underlying fund’s investment adviser, proves incorrect. For example, if a fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to that fund.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. A Fund, and the Adviser expects that an Underlying Fund, will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for hedging purposes.

Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund or an Underlying Fund will not match exactly that Fund's or an Underlying Fund’s current or potential investments. A Fund or an Underlying Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of that Fund's or an Underlying Fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's or an Underlying Fund’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's or an Underlying Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund or an Underlying Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's or an Underlying Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's or an Underlying Fund’s other investments.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

•	Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded; and
•	Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's or an Underlying Fund’s investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund or an Underlying Fund, that may be entitled to return of margin owed to that Fund or an Underlying Fund only in proportion to the amount received by the FCM's other customers. The Trust or an Underlying Fund will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where a Fund or an Underlying Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund or an Underlying Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts.

Liquidity Impact of Margin and SEC Segregation Requirements

Although a Fund or an Underlying Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to that Fund or an Underlying Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund’s or an Underlying Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, that Fund’s or an Underlying Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

Regulation as a Commodity Pool Operator

The Trust, on behalf of each Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Fund's operations. Accordingly, each such Fund is not subject to registration or regulation as a commodity pool operator.

High Yield Securities

Each Fund and the Underlying Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund or an Underlying Fund would experience a decrease in income and a decline in the market value of its investments. An Underlying Fund also may incur additional expenses in seeking recovery from the issuer.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, an Underlying Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on an Underlying Fund’s investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended (the “Securities Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries.

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. An Underlying Fund may hold such common stock and other securities even if they do not invest in such securities.

Illiquid and Restricted Securities

Each Fund and in most instances an Underlying Fund may invest up to 15% of its net assets in illiquid securities, including limited partnerships. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. A Fund or an Underlying Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund or an Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

Under guidelines adopted by the Trust's Board, the Funds' Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades, e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Indexed Securities

Each Fund or an Underlying Fund may purchase indexed securities consistent with their investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

Each Fund or an Underlying Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Fund or an Underlying Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Funds will invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act, and that Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, a Fund's shareholders indirectly will bear that Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses that Fund's shareholders directly bear in connection with that Fund's own operations.

Under Section 12(d)(1) of the 1940 Act, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by a Fund and all affiliated persons of that Fund; and (ii) a Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to a Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. A Fund (or the Adviser acting on behalf of that Fund) must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by that Fund, that Fund will either seek instruction from that Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by that Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by that Fund may cause shareholders to bear duplicate fees.

In addition, each Fund is subject to the 3% Limitation unless (i) the ETF or that Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to that Fund; and (ii) the ETF and that Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

Mortgage-Backed Securities

Each Fund and in most instances an Underlying Fund may invest in mortgage-backed securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). Each does not intend to invest in commercial mortgage-backed securities. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected. The types of residential mortgage-backed securities in which each Fund or an Underlying Fund may invest may include the following:

Guaranteed Mortgage Pass-Through Securities. Each Fund or an Underlying Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by the U.S. government and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which a Fund or an Underlying Fund may invest are those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities (“Private Pass-Throughs”) are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans.

Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as “Mortgage Assets”).

Multi-class pass-through securities are equity interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide a Fund or an Underlying Fund to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be sponsored by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Under current law, every newly created CMO issuer must elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a “REMIC”).

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

Each Fund or an Underlying Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its payments of a specified amount of principal on each payment date.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee.

The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government. In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the U.S. government created pursuant to the Emergency Home Finance Act of 1970, as amended (the “FHLMC Act”). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a “Freddie Mac Certificate group”) purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Federal Home Loan Bank Securities. The Federal Home Loan Bank system (“FHLB”) was created in 1932 pursuant to the Federal Home Loan Bank Act. The FHLB was created to support residential mortgage lending and community investment. The FHLB consists of 12 member banks which are owned by over 8,000 member community financial institutions. The FHLB provides liquidity for housing finance and community development by making direct loans to these community financial institutions, and through two FHLB mortgage programs, which help expand home ownership by giving lenders an alternative option for mortgage funding. Each member financial institution (typically a bank or savings and loan) is a shareholder in one or more of 12 regional FHLB banks, which are privately capitalized, separate corporate entities. Federal oversight, in conjunction with normal bank regulation and shareholder vigilance, assures that the 12 regional Banks will remain conservatively managed and well capitalized. The FHLB banks are among the largest providers of mortgage credit in the U.S.

The FHLB is also one of the world’s largest private issuers of fixed-income debt securities, and the Office of Finance serves as the FHLB’s central debt issuance facility. Debt is issued in the global capital markets and a Fund or an Underlying Fund is channeled to member financial institutions to fund mortgages, community development, and affordable housing.

Securities issued by the FHLB are not obligations of the U.S. government and are not guaranteed by the U. S. government.  The FHLB may issue either bonds or discount notes. The securities, issued pursuant to the Act, are joint and several unsecured general obligations of the FHLB banks. The bonds or discount notes will not limit other indebtedness that the FHLB banks may incur and they will not contain any financial or similar restrictions on the FHLB banks or any restrictions on their ability to secure other indebtedness. Under the Federal Home Loan Bank Act, the FHLB banks may incur other indebtedness such as secured joint and several obligations of the FHLB banks and unsecured joint and several obligations of the FHL Banks, as well as obligations of individual FHLB banks (although current Federal Housing Finance Board rules prohibit their issuance).

Municipal Securities

Each Fund and in most instances an Underlying may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Although the interest earned on many municipal securities is exempt from federal income tax, each Fund may invest in taxable municipal securities.

Municipal securities share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which a Fund or an Underlying Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Obligations of Supranational Entities (Underlying Funds Only)

Each Fund may invest in an Underlying Fund that invests in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Options

Each Fund and in most instances an Underlying Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for that Fund’s or an Underlying Fund's portfolio and to generate income or gain for that Fund or an Underlying Fund. The ability of a Fund or an Underlying Fund to successfully utilize options will depend on the Adviser’s ability, or the ability of the Underlying fund’s investment adviser, to predict pertinent market movements, which cannot be assured. A Fund or an Underlying Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Each Fund or an Underlying Fund may write (sell) covered call options and covered put options and purchase call and put options. The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by that Fund or an Underlying Fund (and involved in the options) on that Fund’s or an Underlying Fund's net asset value per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium. A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller's obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option. Call options on securities which a Fund or an Underlying Fund writes (sells) will be covered or secured, which means that that Fund or an Underlying Fund will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with that Fund or an Underlying Fund’s custodian consisting of liquid debt obligations equal to the market value of the option, marked to market daily. When a Fund or an Underlying Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller. If such an option expires unexercised, the seller realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

When a Fund or an Underlying Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. To cover a put option, a Fund or an Underlying Fund deposits U. S. government securities (or other high-grade debt obligations) in a segregated account at its custodian. The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. A Fund or an Underlying Fund maintains the segregated account so long as it is obligated as the seller. The obligation of a Fund or an Underlying Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by that Fund or an Underlying Fund. A Fund’s or an Underlying Fund's gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. A Fund’s or an Underlying Fund's potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and the interest earned on its segregated account. Although a Fund or an Underlying Fund risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon a Fund’s or an Underlying Fund's ability to detect the movement in the security's price and to execute a closing transaction at the appropriate time.

A fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain that fund’s objective. A fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that that fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of each fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit a fund to write another option on the underlying security with either a different exercise price or expiration date or both.

Each Fund or an Underlying Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities. A Fund or an Underlying Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, a Fund or an Underlying Fund would normally terminate the call position. The purchase of both put and call options involves the risk of loss of all or part of the premium paid. If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, a Fund or an Underlying Fund will experience a loss on the option contract equal to the deficiency.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to a Fund or an Underlying Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to that Fund or an Underlying Fund.

Real Estate Investment Trusts ("REITs")

Each Fund and in most instances an Underlying Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund or an Underlying Fund will indirectly bear its proportionate share of expenses incurred by REITs in which that Fund or an Underlying Fund invests in addition to the expenses incurred directly by that Fund or an Underlying Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;
•	infrequent or limited trading; and
•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

Each Fund may invest up to 25% of that Fund's net assets in fully collateralized repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions. A Fund may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

Each Fund and in most instances an Underlying Fund may enter into reverse repurchase transactions. In a reverse repurchase transaction, a Fund or an Underlying Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. A Fund or an Underlying Fund retains record ownership of the securities and the right to receive interest and principal payments. A Fund or an Underlying Fund may enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of a Fund’s or an Underlying Fund's assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund or an Underlying Fund may decline below the price at which that Fund or an Underlying Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, a Fund or an Underlying Fund could experience both delays in repurchasing the portfolio securities and losses. A Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Reverse purchase transactions are considered by the SEC to be borrowings by a Fund or an Underlying Fund under the 1940 Act. At the time a Fund or an Underlying Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with that Fund’s or an Underlying Fund's investment restrictions) having a value equal to the repurchase price (including accrued interest). A Fund or an Underlying Fund will monitor the account to ensure that the market value of the account equals the amount of that Fund’s or an Underlying Fund's commitments to repurchase securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to a Fund. Another risk is the underlying common stock may not reach the Adviser's anticipated price within the life of the right.

Securities Lending

For the purpose of achieving income, a Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

Sovereign Obligations

Each Fund and in most instances an Underlying Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund or an Underlying Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s or an Underlying Fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

STRIPS

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund or an Underlying Fund purchases the principal portion of the STRIP, that Fund or an Underlying Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. A Fund or an Underlying Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund or an Underlying Fund may be required to liquidate other Fund or an Underlying Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund or an Underlying Fund takes into account as income a portion of the difference between the principal portion of the STRIP’s purchase price and its face value.

Time Deposits and Variable Rate Notes

Each Fund and in most instances an Underlying Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations that a Fund or an Underlying Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund or an Underlying Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between that Fund or an Underlying Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. Each Fund or an Underlying Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between a Fund or an Underlying Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to a Fund’s or an Underlying Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

U.S. Government Securities

Each Fund or an Underlying Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the FHLB and the Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

A Fund’s or an Underlying Fund's investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that "steps-up" periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose a Fund or an Underlying Fund to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to a Fund. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser's anticipated price within the life of the warrant.

When-Issued, Forward Commitments and Delayed Settlements

Each Fund or an Underlying Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Fund’s or an Underlying Funds' custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund or an Underlying Fund subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of that Fund’s or an Underlying Fund's commitment. It may be expected that a Fund’s or an Underlying Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because each Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, each Fund's liquidity and the ability of the Adviser to manage them may be affected in the event a Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to that Fund on the settlement date. In these cases a Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day that Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of each Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of that Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of that Fund.

1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Funds’ total assets at the time when the borrowing is made.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that the Funds’ engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Funds will not invest 25% or more of its total assets in a particular industry or group of industries. The Funds will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. The Funds will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Funds will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Funds and to not more than 10% of the outstanding voting securities of such issuer.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Funds will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts, short sales and other permitted investment techniques.

4. Illiquid Investments. No Fund will invest more than 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5. 80% Investment Policy.

The RiskPro® PFG Aggressive 30+Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in in the SA Funds – Investment Trust (“Loring Ward Underlying Funds”), a family of mutual funds managed by LWI Financial Inc. (“Loring Ward).

The RiskPro® PFG 30+Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) ("MFS"), under normal market circumstances ("MFS Underlying Funds").

The RiskPro® Aggressive 30+Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in the SA Funds – Investment Trust (“Loring Ward Underlying Funds”), a family of mutual funds managed by LWI Financial Inc. (“Loring Ward”).

The RiskPro® Dynamic 0-10, RiskPro® Dynamic 15-25 and RiskPro® Alternative 0-15 Funds have adopted policies to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC ("PIMCO"), under normal circumstances ("PIMCO Underlying Funds").

The RiskPro® PFG Equity 30+ Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities.

The RiskPro® PFG Global 30+ Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in global securities (as such term is defined the Fund’s current prospectus).

The RiskPro® Tactical 0-30 Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in in shares of mutual funds and exchange-traded funds managed by Meeder Investment Management ("Meeder"), under normal circumstances ("Meeder Underlying Funds").

Shareholders of these Funds will be provided with at least 60 days’ prior notice of any change in a Fund’s policy.

6. 25% Investment Policy. The RiskPro® PFG Balanced 20-30 Fund has adopted a policy to invest at least 25% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities and at least 25% of its assets in fixed-income securities. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s policy.

7. 40%/30% Investment Policy. The RiskPro® PFG Global 30+ Fund has adopted a policy to invest at least 40% (or 30% if conditions are not favorable) of the Fund's net assets plus any amounts of borrowing in securities of non-U.S. issuers.

If a restriction on the Funds’ investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Funds' assets invested in certain securities or other instruments, or change in average duration of the Funds’ investment portfolio, resulting from changes in the value of the Funds’ total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Funds’ portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of the Funds' shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Funds disclose their portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, the Funds disclose their portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The quarterly portfolio holdings for each Fund will be posted on the Funds’ website, www.TPFG.com, within two weeks after the end of a quarter. The Funds may also choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently than quarterly on a confidential basis.

Under limited circumstances, as described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•	The Adviser. Personnel of the Adviser, including personnel responsible for managing the Funds’ portfolios, may have full daily access to the Funds’ portfolio holdings because that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Funds. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.
•	Gemini Fund Services, LLC. Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.
•	The Bank of New York Mellon. The Bank of New York Mellon is the custodian for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.

•	Cohen & Company, Ltd. Cohen & Company, Ltd. is the Funds’ independent registered public accounting firm; therefore, its personnel have access to the Funds’ portfolio holdings in connection with auditing of the Funds’ annual financial statements and providing assistance and consultation in connection with SEC filings.
•	Thompson Hine LLP. Thompson Hine LLP is counsel to the Funds; therefore, its personnel have access to the Funds’ portfolio holdings in connection with the review of the Funds’ annual and semi-annual shareholder reports and SEC filings.
•	Counsel to the Independent Trustees. Counsel to the Funds’ Independent Trustees and its personnel have access to the Funds’ portfolio holdings in connection with review of the Funds’ annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Funds’ portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the "Governing Documents"), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of six (6) individuals, all of whom are not "interested persons" (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust ("Independent Trustees"). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Omaha, Nebraska 68130.

Board Leadership Structure

The Trust is led by Anthony Hertl, an Independent Trustee, who has served as the Chairman of the Board since July 2013. The Board of Trustees is comprised of Mr. Hertl and, five (5) additional Independent Trustees. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair, Mark H. Taylor. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation, serves or has served as a member of other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.

Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Master’s degree in Education Administration, is a Certified Financial Planner ("CFP"), serves as a member of two other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards.

Mark H. Taylor, has over two decades of academic and professional experience in the accounting and auditing areas, has Doctor of Philosophy, Master’s and Bachelor’s degrees in Accounting, is a Certified Public Accountant and is Professor of Accountancy at the Weatherhead School of Management at Case Western Reserve University. He serves as a member of two other mutual fund boards outside of the Fund Complex, has served a fellowship in the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission, served a three-year term on the AICPA Auditing Standards Board (2008-2011), and like the other Board members, possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards.

John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. Mr. Palancia holds a Bachelor of Science degree in Economics. He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate and serves as a member of three other fund boards.

Mark D. Gersten has more than 30 years of experience in the financial services industry, having served in executive roles at AllianceBernstein LP and holding key industry positions at Prudential-Bache Securities and PriceWaterhouseCoopers. He also serves as a member of two other mutual fund boards outside of the Fund Complex. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Mark S. Garbin has more than 30 years of experience in corporate balance sheet and income statement risk management for large asset managers, serving as Managing Principal of Coherent Capital Management LLC since 2007. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. He is both a Chartered Financial Analyst and Professional Risk Manager charterholder and holds advanced degrees in international business. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	13

Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust

(since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	13

Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)

Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	13	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**As of June 30, 2018, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter and will meet at least annually. During the past fiscal year, the Audit Committee held thirteen meetings.

Compensation

Effective January 1, 2017, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $35,875, allocated among each of the various portfolios comprising the Trust, for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Previously, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust received a quarterly fee of $32,162.50. In addition to the quarterly fees and reimbursements, the Chairman of the Board receives a quarterly fee of $8,200 and the Audit Committee Chairman receives a quarterly fee of $6,150.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended June 30, 2018.  Each Independent Trustee attended all quarterly meetings during the period.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	RiskPro® PFG Aggressive 30+ Fund	RiskPro® PFG 30+ Fund	RiskPro® 30+ Fund	RiskPro® Aggressive 30+ Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex* Paid to Trustees
Anthony J. Hertl	$0	$0	$0	$0	None	None	$0
Gary Lanzen	$0	$0	$0	$0	None	None	$0
Mark Taylor	$0	$0	$0	$0	None	None	$0
John V. Palancia	$0	$0	$0	$0	None	None	$0
Mark D. Gersten	$0	$0	$0	$0	None	None	$0
Mark Garbin	$0	$0	$0	$0	None	None	$0

Name and Position	RiskPro® Dynamic 0-10 Fund	RiskPro® Dynamic 15-25 Fund	RiskPro® Dynamic 20-30 Fund	RiskPro® PFG Balanced 20-30 Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex* Paid to Trustees
Anthony J. Hertl	$0	$0	$0	$0	None	None	$0
Gary Lanzen	$0	$0	$0	$0	None	None	$0
Mark Taylor	$0	$0	$0	$0	None	None	$0
John V. Palancia	$0	$0	$0	$0	None	None	$0
Mark D. Gersten	$0	$0	$0	$0	None	None	$0
Mark Garbin	$0	$0	$0	$0	None	None	$0

Name and Position	RiskPro® PFG Equity 30+ Fund	RiskPro® PFG Global 30+ Fund	RiskPro® Tactical 0-30 Fund	RiskPro® PFG 0-15 Fund	RiskPro® Alternative 0-15 Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex* Paid to Trustees
Anthony J. Hertl	$0	$0	$0	$0	$0	None	None	$0
Gary Lanzen	$0	$0	$0	$0	$0	None	None	$0
Mark Taylor	$0	$0	$0	$0	$0	None	None	$0
John V. Palancia	$0	$0	$0	$0	$0	None	None	$0
Mark D. Gersten	$0	$0	$0	$0	$0	None	None	$0
Mark Garbin	$0	$0	$0	$0	$0	None	None	$0

* The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”) that are advised by the adviser. There are currently multiple series comprising the Trust. Trustees’ fees are allocated equitable among the series in the Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of December 31, 2017.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Anthony J. Hertl	None	$1-$10,000
Gary Lanzen	None	None
John V. Palancia	None	None
Mark Taylor	None	None
Mark D. Gersten	None	$10,001-$50,000
Mark Garbin	None	None

Management Ownership

As of August 7, 2018, the Trustees, as a group, owned less than 1.00% of the Funds’ outstanding shares and 1.00% of the Fund Complex’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control.

As of August 7, 2018, the following shareholders of record owned 5% or more of the outstanding shares of the Funds.

Name & Address	Shares	Percentage of Fund
RiskPro PFG Equity 30+ Fund CL R
Class R
CHARLES SCHWAB & CO ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	6,456,597	20.33%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	3,139,905	9.89%

Name & Address	Shares	Percentage of Fund
RiskPro PFG Aggressive 30+
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	5,898,540	24.34%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	3,287,396	13.56%

Name & Address	Shares	Percentage of Fund
RiskPro Dynamic 15-25 Fund
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	5,174,629	22.84%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	3,009,696	13.29%

Name & Address	Shares	Percentage of Fund
RiskPro Dynamic 20-30 Fund
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	3,900,644	23.89%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	2,171,827	13.30%

Name & Address	Shares	Percentage of Fund
RiskPro PFG Balanced 20-30
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	4,013,336	17.20%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	1,795,792	7.69%

Name & Address	Shares	Percentage of Fund
RiskPro Aggressive 30+ Fund
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	3,590,412	25.02%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	1,827,279	12.73%

Name & Address	Shares	Percentage of Fund
RiskPro PFG Global 30+ Fund
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	3,415,734	23.31%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	1,455,678	9.93%

Name & Address	Shares	Percentage of Fund
RiskPro PFG 30+ Fund
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	2,804,390	23.60%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	1,522,596	12.81%

Name & Address	Shares	Percentage of Fund
RiskPro Tactical 0-30 Fund
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	2,382,546	22.22%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	1,534,3040	14.31%

Name & Address	Shares	Percentage of Fund
RiskPro 30+ Fund
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	2,073,179.3620	22.95%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	1,707,124.1530	18.89%

Name & Address	Shares	Percentage of Fund
RiskPro PFG 0-15
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	1,386,840	21.84%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	963,961	15.18%

Name & Address	Shares	Percentage of Fund
RiskPro Dynamic 0-10 Fund
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	1,154,168	19.44%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	1,008,259	16.99%

Name & Address	Shares	Percentage of Fund
RiskPro Alternative 0-15 Fund
Class R
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	1,164,185	21.40%
TD AMERITRADE INC FOR THE EXCLUSIVE/BENEFIT OF OUR CLIENT PO BOX 2226 OMAHA NE 68103	865,534	15.91%

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The Adviser of the Funds is The Pacific Financial Group, LLC located at 2077 West Coast Highway, Newport Beach, CA 92663. Pursuant to the Investment Advisory Agreements with the Trust, on behalf of the Funds (together, the "Advisory Agreements"), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Funds, manages the operations of the Funds. The Adviser is a wholly owned subsidiary of The Pacific Holdings Group, LLC, a Washington State limited liability company.

Under the Advisory Agreements, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objective, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under; (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objectives, policies and restrictions; and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, however, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on June 27-28, 2017.

The following table sets forth the annual management fee rate payable by the Funds to the Adviser pursuant to the Advisory Agreements, expressed as a percentage of each Fund’s average daily net assets, computed daily and payable monthly:

FUND	TOTAL MANAGEMENT FEE
RiskPro® PFG Aggressive 30+ Fund	1.25%
RiskPro® PFG 30+ Fund	1.25%
RiskPro® 30+ Fund	1.25%
RiskPro® Aggressive 30+ Fund	1.25%
RiskPro® Dynamic 15-25 Fund	1.25%
RiskPro® Dynamic 20-30 Fund	1.25%
RiskPro® PFG Balanced 20-30 Fund	1.25%
RiskPro® PFG Equity 30+	1.25%
RiskPro® PFG Global 30+	1.25%
RiskPro® Tactical 0-30 Fund	1.25%
RiskPro® PFG 0-15 Fund	1.25%
RiskPro® Alternative 0-15 Fund	1.25%

Under the Advisory Agreement, the amount of the annual advisory fee paid by each Fund to the Adviser is reduced, based on the total assets under management ("AUM") of all Funds. The annual advisory fee is paid monthly and is equal to 1.25% of each Fund's average daily assets, so long as total AUM of all Funds is less than $3 billion; the annual advisory fee is equal to 1.20% on that portion of each Fund's average daily net assets, to the extent that total AUM of all Funds is greater than $3 billion. Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Funds. Under the terms of the Advisory Agreements, each Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser; (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled "The Distributor"); (c) the fees and certain expenses of the Custodian (as defined under the section entitled "Custodian") and Transfer and Dividend Disbursing Agent (as defined under the section entitled "Transfer Agent"), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares; (d) the charges and expenses of legal counsel and independent accountants for the Fund; (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (f) all taxes and corporate fees payable by the Fund to governmental agencies; (g) the fees of any trade association of which the Trust may be a member; (h) the cost of fidelity and liability insurance; (i) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (j) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders; (k) distribution expenses that the Fund is authorized to pay pursuant to its Rule 12b-1 Plan, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Each Advisory Agreement continued in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Fund. An Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust’s outstanding shares. An Advisory Agreement shall terminate automatically in the event of its assignment.

Codes of Ethics

The Trust, the Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics adopted by the Trust (the “Code”), the Trustees are permitted to invest in securities that may also be purchased by the Funds.

In addition, the Code, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Funds; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and (v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and their shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser's proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at 1-888-451-TPFG and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an Underwriting Agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of each Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of a Fund's shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of a Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to that Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The following table sets forth the total compensation received by the Distributor from each Fund during the fiscal year ended April 30, 2018:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
RiskPro® PFG Aggressive 30+ Fund	$0	$0	$0	*
RiskPro® PFG 30+ Fund	$0	$0	$0	*
RiskPro® 30+ Fund	$0	$0	$0	*
RiskPro® Aggressive 30+ Fund	$0	$0	$0	*
RiskPro® Dynamic 0-10 Fund	$0	$0	$0	*
RiskPro® Dynamic 15-25 Fund	$0	$0	$0	*
RiskPro® Dynamics 20-30 Fund	$0	$0	$0	*
RiskPro® PFG Balanced 20-30 Fund	$0	$0	$0	*
RiskPro® PFG Equity 30+ Fund	$0	$0	$0	*
RiskPro® PFG Global 30+ Fund	$0	$0	$0	*
RiskPro® Tactical 0-30 Fund	$0	$0	$0	*
RiskPro® PFG 0-15 Fund	$0	$0	$0	*
RiskPro® Alternative 0-15 Fund	$0	$0	$0	*

* The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Funds and may allow concessions to dealers that sell shares of the Funds. The Distributor receives the portion of the sales charge on all direct initial investments in the Funds and on all investments in accounts with no designed dealer of record.

Rule 12b-1 Plan

The Trust, on behalf of the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of the Fund’s Institutional and Investor Class shares (the "Plans") pursuant to which each Fund, is authorized to pay the Distributor, as compensation for Distributor's account maintenance services under the respective Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% of the Fund's average daily net assets attributable to Class R shares. Such fees shall be based upon the Fund's average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plans authorizes payments to the Distributor as compensation for providing account maintenance services to Institutional Class and Investor Class shareholders, respectively, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds.

The following table displays the allocated distribution related fees pursuant to the Plan, the Funds paid during the fiscal period ended April 30, 2018:

	RiskPro® PFG Aggressive 30+ Fund	RiskPro® PFG 30+ Fund	RiskPro® 30+ Fund	RiskPro® Aggressive 30+ Fund	RiskPro® Dynamic 0-10 Fund	RiskPro® Dynamic 15-25 Fund
Advertising/Marketing	None	None	None	None	None	None
Printing/Postage	None	None	None	None	None	None
Payment to distributor	$12,810	$6,273	$40,433	$7,144	$3,135	$11,658
Payment to dealers	$241	$245	$87	$470	$103	$0
Compensation to sales personnel	None	None	None	None	None	None
Other	$184,574	$90,186	$37,066	$102,526	$44,969	$167,591
Total	$197,625	$96,704	$77,586	$110,140	$48,207	$179,249

	RiskPro® Dynamic 20-30 Fund	RiskPro® PFG Balanced 20-30 Fund	RiskPro® PFG Equity 30+ Fund	RiskPro® PFG Global 30+ Fund	RiskPro® Tactical 0-30 Fund	RiskPro® PFG 0-15 Fund	RiskPro® Alternative 0-15 Fund
Advertising/Marketing	None	None	None	None	None	None	None
Printing/Postage	None	None	None	None	None	None	None
Payment to distributor	$41,219	$15,740	$18,455	$8,158	$5,514	$3,199	$2,716
Payment to dealers	$88	$558	$144	$400	$655	$547	$201
Compensation to sales personnel	None	None	None	None	None	None	None
Other	$(77)	241,766	$276,319	$117,694	$79,342	$45,970	$38,988
Total	$41,230	258,064	$294,918	$126,252	$85,511	$49,716	$41,905

The Distributor is required to provide a written report, at least quarterly, to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to each of the Plans and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to recipients.

The initial term of the Plans is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not "interested persons" of the Trust and do not have a direct or indirect financial interest in the Rule Plans ("Rule 12b-1 Trustees") by votes cast in person at a meeting called for the purpose of voting on the Plans. The Plans may be terminated at any time by the Trust or the Funds by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of each Fund.

The Plans may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of a Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 plan. During the term of each Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plans will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

PORTFOLIO MANAGERS

Ms. Jennifer Enstad, Ms. Julia Stewart, and Mr. Eric Neufeld are the Portfolio Managers of the Funds, and are responsible for the day-to-day management of the Funds. As of April 30, 2018, they were responsible for the management of the following types of accounts in addition to the Funds:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Ms. Jennifer L. Enstad
Registered Investment Cos.	13	$1,849,967,521	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	1,221	$239,120,241	0	0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Mr. Eric Neufeld
Registered Investment Cos.	13	$1,849,967,521	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	1,221	$239,120,241	0	0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Ms. Julia P. Stewart
Registered Investment Cos.	13	$1,849,967,521	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	1,221	$239,120,241	0	0

Conflicts of Interest

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to one or more of the Funds and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as a Fund, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include the portfolio mangers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of a Fund. These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

The Adviser has adopted the following policies and practices to meet the Adviser's fiduciary obligations and to ensure that the Adviser's trading practices are fair to all funds, clients, and accounts and that no fund, client, or account is advantaged or disadvantaged over any other:

Aggregation. The Adviser's policy is to aggregate transactions where possible and when advantageous. In these instances, funds, clients and accounts participating in any aggregated transactions will receive an average share price and transaction costs will be shared equally and on a pro-rata basis. In the event that transactions for the Adviser, its employees, or principals (“proprietary accounts”) are aggregated with a fund’s, client’s, and account’s transactions and conflicts arise, special policies and procedures will be adopted to disclose and address these conflicts.

Allocation. The Adviser's policy prohibits any allocation of trades in a manner that its proprietary accounts, affiliated accounts, or any particular fund, client or account, or group of funds, clients or accounts receive more favorable treatment than others. The Adviser has adopted a policy for the allocation of transactions via pro-rata allocation. Should an account or client select directed brokerage, then that account will not be aggregated with the other accounts for those trades; and thus it may not receive reduced trading costs from the aggregation and best execution may not be achieved.

IPOs. In the event that the Adviser participates in any initial public offerings ("IPOs"), its policy and practice is to allocate IPO shares fairly and equitably among its funds, clients, and accounts according to a specific and consistent basis so as not to advantage any firm, personal, or related account and so as not to favor or disfavor particular funds, clients, or accounts over others.

Compensation.

All portfolio managers receive a salary that is consistent with industry standards. Additionally, they receive a bonus based on aggregate portfolio performance. This bonus is based upon all portfolios and funds’ performance on a combined basis so as to eliminate an over-emphasis on any one area. The bonus is calculated based upon the portfolio group’s performance over and above the various benchmarks applied to the portfolios. Additionally the portfolio managers participate in an employer matched 401(k) plan, a profit sharing plan.

Ownership of Securities.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in each Fund as of April 30, 2018.

Fund	Dollar Range of Equity Securities in the Fund
	Ms. Jennifer L. Enstad	Mr. Eric Neufeld	Ms. Julia P. Stewart
RiskPro® PFG Aggressive 30+ Fund	0	0	0
RiskPro® PFG 30+ Fund	0	0	0
RiskPro® 30+ Fund	0	0	0
RiskPro® Aggressive 30+ Fund	0	0	0
RiskPro® Dynamic 0-10 Fund	0	0	0
RiskPro® Dynamic 15-25 Fund	0	0	0
RiskPro® Dynamic 20-30 Fund	0	0	0
RiskPro® PFG Balanced 20-30 Fund	0	0	0
RiskPro® PFG Equity 30+ Fund	0	0	0
RiskPro® PFG Global 30+ Fund	0	0	0
RiskPro® Tactical 0-30 Fund	0	0	0
RiskPro® PFG 0-15 Fund	0	0	0
RiskPro® Alternative 0-15 Fund	0	0	0

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Funds are made by the portfolio manager who is an employee of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•             the best net price available;

•             the reliability, integrity and financial condition of the broker or dealer;

•             the size of and difficulty in executing the order; and

•             the value of the expected contribution of the broker or dealer to the investment performance of the Funds on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds’, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.

For the fiscal period ended April 30, 2018, the Funds’ incurred the following in brokerage commissions:

Fund	Brokerage Commissions
RiskPro® PFG Aggressive 30+ Fund	$3,184
RiskPro® PFG 30+ Fund	$8,083
RiskPro® 30+ Fund	$0
RiskPro® Aggressive 30+ Fund	$17,282
RiskPro® Dynamic 0-10 Fund	$4,276
RiskPro® Dynamic 15-25 Fund	$5,367
RiskPro® Dynamic 20-30 Fund	$3,408
RiskPro® PFG Balanced 20-30 Fund	$81,029
RiskPro® PFG Equity 30+ Fund	$160,861
RiskPro® PFG Global 30+ Fund	$42,243
RiskPro® Tactical 0-30 Fund	$0
RiskPro® PFG 0-15 Fund	$3,952
RiskPro® Alternative 0-15 Fund	$3,169

PORTFOLIO TURNOVER

Each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by that Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by that Fund. A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period.

For the fiscal period ended April 30, 2018, the Funds’ portfolio turnover rate was:

Fund	Portfolio Turnover Rate
RiskPro® PFG Aggressive 30+ Fund	106%
RiskPro® PFG 30+ Fund	0%
RiskPro® 30+ Fund	38%
RiskPro® Aggressive 30+ Fund	9%
RiskPro® Dynamic 0-10 Fund	43%
RiskPro® Dynamic 15-25 Fund	13%
RiskPro® Dynamic 20-30 Fund	0%
RiskPro® PFG Balanced 20-30 Fund	63%
RiskPro® PFG Equity 30+ Fund	63%
RiskPro® PFG Global 30+ Fund	57%
RiskPro® Tactical 0-30 Fund	8%
RiskPro® PFG 0-15 Fund	1%
RiskPro® Alternative 0-15 Fund	2%

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC, (“GFS”), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Funds pursuant to a Fund Services Agreement (the “Agreement”) with the Trust and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on June 22, 2011 and remained in effect for two years from the applicable effective date for the Funds, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Agreement is terminable by the Board or GFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including: (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring Fund holdings and operations for post-trade compliance with each Fund’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attending and participating in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) preparing and maintaining the Trust's operating expense budget to determine proper expense accruals to be charged to each Fund to calculate its daily net asset value; (9) assisting in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinating the Trust's audits and examinations by assisting each Fund’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitating such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Fund; (14) preparing, or cause to be prepared, expense and financial reports; (15) preparing authorizations for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS) and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

For the services rendered to the Funds by GFS, the Funds pay GFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. The Fund also pays GFS for any out-of pocket expenses.

GFS also provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Funds’ custodian and Adviser; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of shares of the Funds.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the fiscal period ended April 30, 2018, the Funds’ paid the following for administrative, fund accounting, transfer, dividend disbursing and shareholder servicing agent fees:

Fund
RiskPro® PFG Aggressive 30+ Fund	$52,322
RiskPro® PFG 30+ Fund	$27,835
RiskPro® 30+ Fund	$22,936
RiskPro® Aggressive 30+ Fund	$31,036
RiskPro® Dynamic 0-10 Fund	$15,269
RiskPro® Dynamic 15-25 Fund	$47,997
RiskPro® Dynamic 20-30 Fund	$12,890
RiskPro® PFG Balanced 20-30 Fund	$76,617
RiskPro® PFG Equity 30+ Fund	$75,783
RiskPro® PFG Global 30+ Fund	$32,949
RiskPro® Tactical 0-30 Fund	$25,101
RiskPro® PFG 0-15 Fund	$16,382
RiskPro® Alternative 0-15 Fund	$14,488

Custodian

Bank of New York Mellon ("BONY" or the "Custodian") serves as the custodian of the Funds’ assets pursuant to a Custody Agreement by and between BONY and the Trust on behalf of the Funds.  BONY responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custody Agreement, BONY also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets. BONY’s principal place of business is One Wall Street, New York, New York 10286.

GFS serves as “Custody Administrator” under the Funds’ Custody Agreement with BONY, and receives a share of the fees paid to the Custodian for performing certain administrative tasks normally performed by the Custodian, as well as certain enhanced reporting in connection with these functions. For these services, GFS receives a share of the asset-based custody fee as well as a portion of certain transaction fees paid under the Custody Agreement.

Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), 17605 Wright Street, Suite 2, Omaha, NE 68130, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays NLCS an annual fixed fee and an asset based fee, which scales downward based upon the Fund’s net assets. The Fund also pays NLCS for any out-of-pocket expenses.

For the fiscal period ended April 30, 2018, the Funds’ paid the following for compliance service fees:

Fund
RiskPro® PFG Aggressive 30+ Fund	$7,763
RiskPro® PFG 30+ Fund	$3,708
RiskPro® 30+ Fund	$3,819
RiskPro® Aggressive 30+ Fund	$3,934
RiskPro® Dynamic 0-10 Fund	$3,897
RiskPro® Dynamic 15-25 Fund	$5,560
RiskPro® Dynamic 20-30 Fund	$970
RiskPro® PFG Balanced 20-30 Fund	$4,605
RiskPro® PFG Equity 30+ Fund	$4,189
RiskPro® PFG Global 30+ Fund	$2,677
RiskPro® Tactical 0-30 Fund	$3,796
RiskPro® PFG 0-15 Fund	$2,551
RiskPro® Alternative 0-15 Fund	$2,119

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Fund’s Board of Trustees. The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program ongoing anti-money laundering ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor, and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "How Shares are Priced," NAV of each Fund's shares is determined by dividing the total value of that Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of that Fund.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Each Fund's shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, a Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, a Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process. The fair value committee is composed of one of more officers or representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that a Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820"). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Fund's investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The fair value committee takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser (or sub-adviser) or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by the fair value committee and to ratify the valuations made for the applicable securities. The Board of Trustees considers the reports provided by the fair value committee, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the NYSE will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by a Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

A Fund will redeem all or any portion of a shareholder's shares of that Fund when requested in accordance with the procedures set forth in the "How to Redeem Shares" section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by that Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under "How To Redeem Shares" in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in a Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

Pacific Financial Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Funds.

The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on its investment company taxable income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Investment company taxable income and net capital gain of the Funds will be computed in accordance with Section 852 of the Code.

Investment company taxable income generally includes dividends, interest and other income, less certain allowable expenses, and it also includes any excess of net short-term capital gains over net long-term capital losses. Net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) for a fiscal year is computed by taking into account any capital loss carryforward of the Funds. Capital losses incurred in taxable years beginning after December 22, 2010 may be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Each Fund intends to distribute all of its investment company taxable income and net capital gain in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of investment company taxable income and net capital gain will be made at least annually, no later than December 31 of each year. Both types of distributions will be in shares of a Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its income at the rates generally applicable to corporations, and distributions to shareholders, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

A Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under the Code, but should consult their own tax advisors about the tax consequences of investing in a Fund, including potential taxation of unrelated business taxable income.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income or “qualified dividend income” (as described below). In most cases a Fund will hold shares in Underlying Funds for less than 12 months, such that its sales of such shares from time to time will not qualify as long-term capital gains for those investors who hold shares of the Fund in taxable accounts.

Dividends paid by a Fund to an individual shareholder, to the extent such dividends are attributable to “qualified dividend income” received by the Fund from U.S. corporations (and certain foreign corporations), may qualify for taxation at the long-term capital gains rate available to individuals on qualified dividend income. Furthermore, dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may qualify for a dividends received deduction.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends, qualified dividend income distributions and capital gain dividends, as well as gains from redemption of Fund shares) of U.S. individuals, estates and trusts, to the extent that the shareholder’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of investment company taxable income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to reinvest distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by a Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to the dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables generally will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was originally issued, even though the holder receives no interest payment in cash on the security during the year. In addition, other debt instruments, such as pay-in-kind securities, may give rise to income under the original issue discount rules, which income is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (that is, U.S. citizens and residents, and domestic corporations, partnerships, trusts and estates). Shareholders who are not U.S. persons should consult their tax advisors regarding the U.S. and foreign tax consequences of an investment in a Fund.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, serves as the Funds’ independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700 Columbus, Ohio 43215 serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the Annual Report for the Fund for the fiscal period ended April 30, 2018. You can obtain a copy of the Funds’ Annual Report without charge by calling the Fund at 1-888-451-TPFG.

APPENDIX A

PROXY VOTING POLICES AND PROCEDURES

THE PACIFIC FINANCIAL GROUP, LLC

The Pacific Financial Group, LLC as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Staff Legal Bulletin No. 20 was jointly published by the SEC's Division of Investment Management and Division of Corporation Finance on June 30, 2014. The Division of Investment Management provided guidance about investment advisers' responsibilities in voting client proxies and retaining proxy advisory firms, while the Division of Corporation Finance addressed the availability and requirements of two exemptions to the federal proxy rules that are often relied upon by proxy advisory firms.

Responsibility

The Proxy Committee has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

The Pacific Financial Group, Inc. has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

I.	INTRODUCTION

PFG has adopted proxy voting policies and procedures as required by Rule 206 (4)-6 of the Investment Advisers Act of 1940. These policies and procedures were effective on August 6, 2003 and going forward.

II.	GLOSSARY OF TERMS

Non-Routine Proxy Proposals shall mean:

•	Proxy proposals that are to be considered on a case-by-case basis,
•	Proxy proposals that Advisor generally abstains from voting on, and
•	Proxy proposals that are not addressed by the Principles and Guidelines section of the Proxy Voting Policy and Procedures.

Proxy Manager shall be Jennifer Enstad, Chief Investment Officer. Proxy Committee shall be comprised of the following person(s):

Jennifer	Enstad, Chief Investment Officer
1)
2)	Eric Neufeld, Portfolio Manager
3)	Julia Stewart, Portfolio Manager

A quorum of the Proxy Committee shall be comprised of at least one member.

Routine Proxy Proposals shall mean proxy proposals that the Proxy Manager shall cast either yes or no votes in accordance with the Principles and Guidelines noted below.

III.	PRINCIPLES AND GUIDELINES

A.	Principles

TPFG's primary purpose and fiduciary responsibility is to maximize shareholder value, which is defined as share price and dividend appreciation. TPFG will vote proxies in the best interests of our clients and will generally vote for, against, consider on a case-by-case basis, or abstain from voting as indicated below. Because of the extenuating circumstances associated with specific proxy issues, TPFG's votes may differ from time to time from the indications noted. In addition, the list may not include all proxies on which TPFG votes. TPFG will also act, in our best judgment, on behalf of our clients on certain corporate actions that impact shareholder value, such as tender offers and bankruptcy proceedings.

B.	Voting Guidelines

1.             Routine Business Decisions and Director Related Proposals Advisor votes for:

a)               Name changes

b)	Directors in uncontested elections
c)	Elimination/limitation of directors' liability
d)	Indemnification of directors

e)               Reincorporation that is not a takeover defense Advisor considers on a case- by- case basis:

f)	Directors in contested elections
g)	Approval of auditors.

2.             Corporate Governance Advisor votes for:

a)	Majority independent board
b)	Audit, compensation & nominating committees that are comprised exclusively of independent directors
c)	Minimum director share ownership
d)	Separate offices of chairperson and CEO
e)	Limitation on number of other board seats
f)	Confidential voting
g)	Shareholders' ability to remove directors

h)               Shareholder right to call special meetings Advisor votes against:

i)	Supermajority vote requirements

j) Limiting directors' tenure

k)	Restrictions on shareholders to act by written consent

Advisor considers on a case-by-case basis:

I)	Shareholder proposals

m) Dissident proxy battle

3.             Director and Executive Compensation Advisor votes for:

a)               Disclosure of executive compensation Advisor votes against:

b)	Golden and tin parachutes

Advisor considers on a case- by- case basis:

c)	Restricting executive compensation
d)	Executive compensation plans
e)	Establish/Increase share option plans for directors and executives

4.	Take-Over Defense Advisor votes against:
a)	Reincorporation to prevent takeover
b)	Issue new class of common stock with unequal voting rights
c)	Adoption of fair price amendments
d)	Establish a classified (or "staggered") board of directors
e)	Eliminating cumulative voting
f)	Poison pills
g)	Blank check preferred stock

5.             Capital Structure Advisor votes for:

a)               Increase authorized common stock (unless additional stock is a takeover defense, i.e., poison pill).

b)               Share repurchase programs (when all shareholders may participate on equal terms) Advisor votes against:

c)	Unequal voting rights, such as dual class of stock
d)	Pre-emptive rights

Advisor considers on a case- by- case basis:

e)	Increase preferred stock
f)	Blank check preferred stock (not for takeover defense)
g)	Restructuring plans

6.             Other Shareholder Value Issues Advisor votes for:

a)	Employee stock ownership plans (ESOPs)
b)	Employee stock purchase plans
c)	401(k) plans Advisor votes against:
d)	Greenmail

Advisor considers on a case-by-case basis:

e)	Mergers and acquisitions

d)       Spin-offs and asset sales

7.	Corporate. Social and Environmental Policy Proposals

As noted above, TPFG's fiduciary responsibility is the maintenance and growth of our clients' assets. Accordingly, TPFG will typically vote in accordance with management's recommendations or abstain from voting on proposals concerning corporate policy and social and environmental issues. When such proposals impact shareholder value, Advisor may vote on a case-by-case basis.

8.	Proposals Specific to Mutual Funds

In addition to proposals noted above, Advisor will consider significant mutual fund proposals on a case-by-case basis. Examples of such proposals are noted below. Regarding fees, TPFG generally opposes increases and management must present a compelling argument for TPFG to support such proposals. Regarding non-shareholder value issues, TPFG will generally vote in accordance with management's recommendations or abstain. TPFG uses Section 12d-1F (after recent amendments) which provides a safe harbor for unaffiliated fund of funds. This provides that TPFG "mirror votes" proxies received from Underlying Funds, we may ignore the 5 and 10°/o restrictions of Section 12d-1A when investing in said Underlying Funds, but not the 3°/o restriction. Mirror voting means that our proxy voting policies and procedures have a provision that all proxies voted with respect to underlying funds will be voted in the same proportion as all other shareholder votes in the underlying fund on each proposal. TPFG votes the proxy of an Underlying Fund, we provide a form letter attached to the ballot instead of simply checking a box.

Advisor votes against:

a)	Management fee increases

Advisor considers on a case-by-case basis:

b)	Distribution fee (12b-1) increases
c)	Changes to investment advisory contracts
d)	Shareholder proposals to terminate investment advisor
e)	Changes to investment policies

IV.	Conflicts of Interest

On occasion, a conflict of interest may exist between TPFG and client(s) regarding the outcome of certain proxy votes. In such cases, TPFG is committed to resolving the conflict in the best interest of our clients before we vote the proxy in question.

If the proxy proposal is a Routine Proxy Proposal, TPFG will typically adhere to the standard procedure of referring to the principles and guidelines described herein in deciding how to vote. Alternatively, TPFG may disclose the conflict to our clients and obtain their consent before voting or seek the recommendation of an independent third party in deciding how to vote.

If the proxy proposal is a Non- Routine Proxy Proposal, TPFG will take any of the following courses of action to resolve the conflict:

1)	Disclose the conflict to our clients and obtain consent before voting;
2)	Suggest that our client(s) engage another party to determine how the proxy should be voted; or
3)	Vote according to the recommendation of an independent third party, such as a:
•	proxy consultant;
•	research analyst;
•	proxy voting department of a mutual fund or pension fund; or
•	Compliance consultant.

V.	Obtaining More Information

Clients may obtain a record of Advisor's proxy voting, free of charge, by calling (800) 735-7199.

These policies and procedures may also be found in TPFG's Form ADV, Part 2A and supporting schedules. Procedures

•	When the mail arrives, the person responsible for separating the mail gives any proxy materials to the Portfolio Manager to vote.
•	The Portfolio Manager will determine which client accounts hold the security to which the proxy relates:
•	The Portfolio Manager will generally vote the routine proxies in accordance with the principles and guidelines described in TPFG's Proxy Voting Policy and sign the proxy. For Non- Routine Proxy Proposals, the Portfolio Manager will vote them on a case-by-case basis. The vote and the rationale will be noted as documentation for the vote.

•	Once the Portfolio Manager has voted the proxies, they will be given to the Portfolio Management Assistant for processing if required. If the proxy is to be mailed, then a copy of the proxy is made, attached to the proxy materials that support the vote and Security Cross Reference report and filed in chronological order. This file is maintained by year.
•	If the proxy was voted electronically, the original proxy with the notes on it is as to how the proxy was voted, are maintained and attached to the proxy materials that support the vote and Security Cross

Reference report, and filed in chronological order, just like proxies that are mailed.

•	Should TPFG receive any requests from clients regarding proxy voting, the Portfolio

Management Department will maintain a record of the requests from the specific clients, which will include:

•	Name of the Client
•	Date that the request was received
•	Whether the request was for a complete or partial record of proxy votes
•	The documents provided
•	Date that the information was sent to the client
•	A copy of the information sent to the client will be retained in a chronological file, maintained by year.

DISCLOSURE

•	The Pacific Financial Group, Inc. will provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how The Pacific Financial Group, Inc. voted a client's proxies, and that clients may request a copy of the firm's policies and procedures.
•	The Pacific Financial Group, Inc. proxy voting practice is disclosed in the firm's advisory agreement.

Northern Lights Fund Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated January 19, 2005, as amended December 14, 2009 previously filed on March 24, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 133, and hereby incorporated by reference.
(a)(2)	Certificate of Trust as filed with the State of Delaware on January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(b)	By-Laws, effective as of January 19, 2005, as amended December 14, 2009, previously filed on March 24, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 133, and hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Fund (previously known as Critical Math Fund), and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(d)(2)	Investment Advisory Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference. Amended Investment Advisory Agreement to include The Biondo Focus Fund previously filed on January 14, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 121, and hereby incorporated by reference.
(d)(3)	Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Fund, and Changing Parameters, LLC, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(d)(4)	Investment Advisory Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, LLC, previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.
(d)(5)	Investment Advisory Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(6)	Investment Advisory Agreement between the Registrant, with respect to EAS Crow Point Alternatives Fund and Crow Point Partners, LLC, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 883, and hereby incorporated by reference.
(d)(7)	Investment Advisory Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(d)(8)	Investment Advisory Agreement between the Registrant, with respect to the Wade Tactical L/S Fund and Wade Financial Group, previously filed on November 28, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 436, and hereby incorporated by reference.
(d)(9)	Investment Advisory Agreement between the Registrant, with respect to the Toews Hedged Core Frontier Fund and Toews Corporation previously filed on May 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 87, and hereby incorporated by reference. Amended Investment Advisory Agreement to include Toews Hedged Core W Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund and Toews Hedged Core S Fund previously filed on June 4, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 156, and hereby incorporated by reference. Amended Investment Advisory to include Toews Hedged Growth Allocation, Toews Unconstrained Income Fund and Toews Hedged Commodities Fund previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(d)(10)	Investment Advisory Agreement between the Registrant, with respect to the Leader Short Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference. Amended Investment Advisory Agreement to include Leader Total Return Fund previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(d)(11)	Investment Advisory Agreement between Montebello Partners, LLC and the Registrant, with respect to the GMG Defensive Beta Fund previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(d)(12)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Bond Asset Allocation Fund previously filed on July 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 94, and hereby incorporated by reference.
(d)(13)	Investment Advisory Agreement between Astor Investment Management, LLC and the Registrant, with respect to the Astor Long/Short ETF Fund, the Astor S.T.A.R. ETF Fund and the Astor Active Income ETF Fund, previously filed on March 9, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 694, and hereby incorporated by reference.
(d)(14)	Investment Advisory Agreement between Equinox Fund Management, LLC and the Registrant, with respect to Equinox MutualHedge Futures Strategy Fund previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.
(d)(15)	Investment Advisory Agreement between Investment Partners Asset Management, Inc. and the Registrant, with respect to Investment Partners Opportunities Fund previously filed on October 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 111, and hereby incorporated by reference.
(d)(16)	Amendment to the Investment Advisory Agreement between Princeton Fund Advisors, LLC and the Registrant, with respect to Princeton Futures Strategy Fund, filed previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(d)(17)	Sub-Advisory Agreement between Princeton Fund Advisors, LLC and 6800 Capital, LLC, with respect to the Princeton Futures Strategy Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(d)(18)	Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Congress Asset Management Company, LLP, with respect to the Princeton Futures Strategy Fund previously filed on October 9, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.
(d)(19)	Investment Advisory Agreement between Chadwick & D’Amato, LLC and the Registrant, with respect to Chadwick & D’Amato Fund previously filed on June 10, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 157, and hereby incorporated by reference.
(d)(20)	Investment Advisory Agreement between 13D Management, LLC and the Registrant, with respect to 13D Activist Fund previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(d)(21)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternatives Fund and Altegris GSA Trend Strategy Fund previously filed on April 19, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 960, and hereby incorporated by reference.
(d)(22)	Investment Advisory Agreement between W.E. Donoghue & Co., Inc. and the Registrant, with respect to Power Income Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.
(d)(23)	Investment Advisory Agreement between Portfolio Strategies, Inc. and the Registrant, with respect to PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.
(d)(24)	Investment Advisory Agreement between CWC Advisors, LLC and the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(d)(25)	Investment Advisory Agreement between Traub Capital Management, LLC and the Registrant, with respect to The FX Strategy Fund previously filed on January 20, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 201, and hereby incorporated by reference.
(d)(26)	Investment Advisory Agreement between TransWestern Capital Advisors, LLC and the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference. Amendment to the Investment Advisory Agreement between TransWestern Capital Advisors, LLC, and the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on April 25, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 601, and hereby incorporated by reference.
(d)(27)	Investment Sub-Advisory Agreement between TransWestern Capital Advisors, LLC and Loomis, Sayles & Company, L.P., with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.
(d)(28)	Investment Advisory Agreement between Logan Circle Partners, L.P., and the Registrant, with respect to Fortress Long/Short Credit Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(29)	Investment Advisory Agreement between Beech Hill Advisors, Inc., and the Registrant, with respect to Beech Hill Total Return Fund previously filed on January 5, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 196, and hereby incorporated by reference.
(d)(30)	Investment Advisory Agreement between Clark Capital Management Group, Inc., and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(d)(31)	Investment Advisory Agreement between Knollwood Investment Advisors, LLC, and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on March 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 226, and hereby incorporated by reference.
(d)(32)	Transfer and Assumption Agreement between Knollwood Investment Advisors, LLC, and Dearborn Capital Management, L.L.C., with respect to the Investment Advisory Agreement specific as to the Grant Park Managed Futures Strategy Fund previously filed on May 31, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 491, and hereby incorporated by reference.
(d)(33)	Investment Advisory Agreement between Risk Paradigm Group, LLC, and the Registrant, with respect to Diversified Risk Parity Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.
(d)(34)	Investment Advisory Agreement between Genesis Capital LLC, and the Registrant, with respect to Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.
(d)(35)	Investment Advisory Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on May 27, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference.
(d)(36)	Investment Advisory Agreement between Giralda Advisors, LLC, and the Registrant, with respect to The Giralda Fund previously filed on May 4, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 245, and hereby incorporated by reference.
(d)(37)	Investment Advisory Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(d)(38)	Investment Advisory Agreement between Makefield Capital Management, LLC and the Registrant, with respect to Makefield Managed Futures Strategy Fund, previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(39)	Investment Advisory Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund, Ascendant Deep Values Convertible Fund and Patriot Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 580, and hereby incorporated by reference.
(d)(40)	Investment Advisory Agreement between Winch Advisory Services, LLC and the Registrant, with respect to Ginkgo Multi-Strategy Fund previously filed on July 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 282, and hereby incorporated by reference.
(d)(41)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Doubleline Capital LP, with respect to Altegris Futures Evolution Strategy Fund previously filed on October 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 318, and hereby incorporated by reference.
(d)(42)	Investment Advisory Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Sector Rotation Fund previously filed on November 28, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 341, and hereby incorporated by reference.
(d)(43)	Investment Sub-Advisory Agreement between Risk Paradigm Group, LLC and F-Squared Institutional Advisors, LLC, with respect to RPG Emerging Market Sector Rotation Fund previously filed on October 9, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.
(d)(44)	Investment Advisory Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Tactical Futures Strategy Fund previously filed on March 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 363, and hereby incorporated by reference.
(d)(45)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Scotia Partners, LLC, with respect to the CMG Tactical Futures Strategy Fund previously filed on March 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 363, and hereby incorporated by reference.
(d)(46)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Harvest Capital Strategies, LLC, with respect to the Altegris Equity Long Short Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(47)	Investment Advisory Agreement between Wright Fund Management, LLC and the Registrant, with respect to the Sierra Strategic Income Fund previously filed on December 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 343, and hereby incorporated by reference.
(d)(48)	Investment Advisory Agreement between Princeton Fund Advisors, LLC, Eagle Global Advisors, LLC and the Registrant, with respect to the Eagle MLP Strategy Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(49)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Visium Asset Management LP, with respect to the Altegris Equity Long Short Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(50)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and the Registrant, with respect to the Sandalwood Opportunity Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(51)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Sandalwood Securities, Inc., with respect to the Sandalwood Opportunity Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(52)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Deer Park Road Management, LP, with respect to the Sandalwood Opportunity Fund previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 658, and hereby incorporated by reference.
(d)(53)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Acuity Capital Management, LLC, with respect to the Sandalwood Opportunity Fund previously filed on November 20, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 561, and hereby incorporated by reference.
(d)(54)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and MidOcean Credit Fund Management, L.P., with respect to the Sandalwood Opportunity Fund previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(d)(55)	Interim Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Whippoorwill Capital Management LP, with respect to the Sandalwood Opportunity Fund previously filed on July 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 729, and hereby incorporated by reference.
(d)(56)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and RockView Management, LLC, with respect to the Altegris Fixed Income Long Short Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(57)	Investment Advisory Agreement between The Pacific Financial Group, LLC and the Registrant, with respect to the Pacific Financial Alternative Strategies Fund, Pacific Financial Flexible Growth & Income Fund, Pacific Financial Balanced Fund, Pacific Financial Foundational Asset Allocation Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Faith & Values Based Conservative Fund and Pacific Financial Faith & Values Based Diversified Growth Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(58)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Hedged Income Fund previously filed on February 12, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 459, and hereby incorporated by reference.
(d)(59)	Investment Advisory Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Global Equity Fund and CMG Managed High Yield Fund previously filed on May 30, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 488, and hereby incorporated by reference.
(d)(60)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Alpha Simplex Group, LLC, with respect to the CMG Global Equity Fund previously filed on October 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 648, and hereby incorporated by reference.
(d)(61)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Tactical Fixed Income Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(62)	Assignment and Consent between the Registrant, Emerald Asset Advisors, LLC and Crow Point Partners, LLC previously filed on March 7, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 469, and hereby incorporated by reference.
(d)(63)	Advisory Fee Waiver between Traub Capital Management, LLC. and the Registrant, with respect to The FX Strategy Fund previously filed on April 30, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 480, and hereby incorporated by reference.
(d)(64)	Investment Advisory Agreement between Giralda Advisors, LLC and the Registrant, with respect to The Giralda Fund previously filed on May 30, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 488, and hereby incorporated by reference.
(d)(65)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Duration Neutral Bond Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(66)	Investment Sub-Advisory Agreement between Clark Capital Management Group, Inc. and Main Point Advisors, Inc., with respect to the Navigator Duration Neutral Bond Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(67)	Interim Investment Advisory Agreement between Probabilities Fund Management, LLC and Registrant with respect to the Probabilities Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d)(68)	Investment Advisory Agreement between W.E. Donoghue & Co., Inc. and the Registrant, with respect to the Power Dividend Index Fund previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(d)(69)	Advisory Fee Waiver Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on July 25, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 507, and hereby incorporated by reference.
(d)(70)	Investment Advisory Agreement between Portfolio Strategies, Inc. and the Registrant, with respect to the PSI Calendar Effects Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(71)	Investment Advisory Agreement between Dearborn Capital Management L.L.C. and the Registrant, with respect to the Grant Park Multi-Alternative Strategy Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(72)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to the Altegris/AACA Real Estate Long Short previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(73)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and American Assets Investment Management, LLC, with respect to Altegris/AACA Real Estate Long Short Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(d)(74)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and J.P. Morgan Investment Management, Inc., with respect to Altegris Macro Strategy Fund and Altegris Managed Futures Strategy Fund previously filed on October 28, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 551, and hereby incorporated by reference.
(d)(75)	Investment Advisory Agreement between Genesis Capital, LLC, with respect to Anchor Alternative Income Fund previously filed on January 24, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(d)(76)	Investment Sub-Advisory Agreement between Genesis Capital, LLC and Anchor Capital Management, Group, Inc., with respect to Anchor Alternative Income Fund previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(d)(77)	Investment Advisory Agreement between Giralda Advisors, LLC and the Registrant, with respect to the Giralda Risk-Managed Growth Fund previously filed on February 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 593, and hereby incorporated by reference.
(d)(78)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to the Navigator Sentry Managed Volatility Fund previously filed on February 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 591, and hereby incorporated by reference.
(d)(79)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to the Navigator Tactical Fixed Income Fund previously filed on July 11, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614, and hereby incorporated by reference.
(d)(80)	Investment Advisory Agreement between Astor Investment Management, LLC and the Registrant, with respect to the Astor Macro Alternative Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(81)	Investment Sub-Advisory Agreement between Dearborn Capital Management and EMC Capital Management, with respect to Grant Park Multi-Alternative Strategies Fund previously filed on July 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 617, and hereby incorporated by reference.
(d)(82)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Chilton Investment Company, with respect to the Altegris Equity Long Short Fund previously filed on August 22, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 625, and hereby incorporated by reference.
(d)(83)	Investment Advisory Agreement between the Registrant and Leader Capital Corp., with respect to Leader Global Bond Fund previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(d)(84)	Investment Advisory Agreement between the Registrant and Genesis Capital LLC, with respect to Anchor Tactical Municipal Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(85)	Investment Sub-Advisory Agreement between Genesis Capital LLC and Anchor Capital Management Group, Inc., with respect to the Anchor Tactical Municipal Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(d)(86)	Investment Advisory Agreement between the Registrant and Princeton Fund Advisors, LLC with respect to the Athena Value Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(d)(87)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and AthenaInvest Advisors LLC, with respect to the Athena Value Fund previously filed on October 12, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 881, and hereby incorporated by reference.
(d)(88)	Amendment to the Investment Advisory Agreement between CMG Capital Management Group, Inc., and Registrant with respect to the CMG Tactical Bond Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(89)	Amendment to the Investment Advisory Agreement between CMG Capital Management Group, Inc., and Registrant with respect to the CMG Global Equity Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(90)	Amendment to the Investment Advisory Agreement between BTS Asset Management, Inc. and Registrant with respect to the BTS Hedged Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(91)	Amendment to the Investment Advisory Agreement between Ascendant Advisors, LLC, and Registrant with respect to the Ascendant Deep Value Convertibles Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(92)	Amendment to the Investment Advisory Agreement between Genesis Capital LLC, and Registrant with respect to the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(93)	Amendment to the Investment Advisory Agreement between W.E. Donoghue & Co. Inc., and Registrant with respect to the Power Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(94)	Amendment to the Investment Advisory Agreement between Clark Capital Management Group, Inc. and Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(95)	Amendment to the Investment Advisory Agreement between BTS Asset Management, Inc. and Registrant with respect to the BTS Tactical Fixed Income Fund previously filed on March 9, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 694, and hereby incorporated by reference.
(d)(96)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and MAST Capital Management, LLC, with respect to the Altegris Fixed Income Long Short Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(97)	Investment Advisory Agreement between Ladenburg Thalmann Asset Management, Inc. and Registrant with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund previously filed on September 1, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No, 749, and hereby incorporated by reference.
(d)(98)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on September 8, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 750, and hereby incorporated by reference.
(d)(99)	Investment Advisory Agreement between Dearborn Capital Management, LLC and Registrant with respect to Grant Park Absolute Return Fund and Grant Park Fixed Income Fund previously filed on April 30, 2015 to the Registrant’s Registration Statement and hereby incorporated by reference.
(d)(100)	Investment Sub-Advisory Agreement between Dearborn Capital Management, LLC and Revolution Capital Management, LLC previously filed on August 7, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 734, and hereby incorporated by reference.
(d)(101)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Deer Park Road Management Company, LP, with respect to Deer Park Total Return Credit Fund previously filed on October 16, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 762, and hereby incorporated by reference.
(d)(102)	Investment Sub-Advisory Agreement between Dearborn Capital Management, LLC and Middleton Dickinson Capital Management, LLC, with respect to Grant Park Fixed Income Fund previously filed on October 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 762, and hereby incorporated by reference.
(d)(103)	Advisory Fee Waiver Agreement between Dearborn Capital Management, LLC and the Registrant, with respect to Grant Park Fixed Income Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(d)(104)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AFES Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d)(105)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AGMS Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d)(106)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AMFS Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d) (107)	Amendment to the Investment Advisory Agreement between Dearborn Capital Management, Inc. and Registrant with respect to the Grant Park Managed Futures Strategy previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (108)	Amendment to the Investment Advisory Agreement between The Pacific Financial Group, LLC and Registrant with respect to the Pacific Financial Strategic Conservative Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (109)	Amendment to the Investment Advisory Agreement between Genesis Capital, LLC and Registrant with respect to the Armor Alternative Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (110)	Amendment to the Investment Advisory Agreement between Giralda Advisors, LLC and Registrant with respect to the Giralda Risk Managed Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (111)	Amendment to the Investment Advisory Agreement between Clark Capital Management Group, Inc. and Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 791, and hereby incorporated by reference.
(d) (112)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to Princeton Premium Fund previously filed on November 2, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 887, and hereby incorporated by reference.
(d)(113)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Horse Cove Partners, LLC, with respect to Princeton Premium Fund previously filed on November 2, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 887, and hereby incorporated by reference.
(d)(114)	Investment Advisory Agreement between W.E Donoghue & Co. Inc., and Power Momentum Index Fund previously filed on May 26, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 833, and hereby incorporated by reference.
(d)(115)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Convector Capital Management, LP with respect to the Altegris Equity Long Short Fund previously filed on April 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(d)(116)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Cramer Rosenthal McGlynn LLC with respect to the Altegris Equity Long Short Fund previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(d) (117)	Interim Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Shelton Capital Management, with respect to the Sandalwood Opportunity Fund previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(d)(118)	Investment Advisory Agreement between Altegris Advisors, L.L.C., and Altegris GSA Trend Strategy Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(d)(119)	Investment Advisory Agreement between Princeton Fund Advisors, LLC, and Princeton Long/Short Treasury Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(d)(120)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Centurion Investment Management, LLC with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(121)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and GSA Capital Partners LLP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(122)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and QMS Capital Management, LP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(123)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Three Rock Capital Management, Limited with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(124)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Millburn Corporation with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(125)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and GSA Capital Partners LLP with respect to the Altegris GSA Trend Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(126)	Investment Advisory Agreement between AlphaCore Capital, and the Registrant with respect to the AlphaCore Absolute Fund previously filed on December 30, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 913, and hereby incorporated by reference.
(d)(127)	Investment Advisory Agreement between Leader Capital Corporation, and Leader Floating Rate Fund previously filed on January 3, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 917, and hereby incorporated by reference.
(d)(128)	Investment Sub-Advisory Agreement between Ascendant Advisors, LLC and AssetOne, LLC with respect to the Ascendant Tactical Yield Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 925, and hereby incorporated by reference.
(d)(129)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Crabel Capital Management, LLC with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(130)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and PhaseCapital LP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(131)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Mauldin Solutions, LLC with respect to the CMG Mauldin Solutions Core Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(132)	Investment Advisory Agreement between AlphaCore Capital, LLC and AlphaCore Statistical Arbitrage Fund previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(d)(133)	Investment Advisory Agreement between W.E. Donoghue & Co., LLC, Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund previously filed on October 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,019, and hereby incorporated by reference.
(d)(134)	Investment Advisory Agreement between The Pacific Financial Group, LLC and RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® Tactical 0-30 Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, RiskPro® 30+ Fund and RiskPro® Aggressive 30+ Fund previously filed on September 15, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,008, and hereby incorporated by reference.
(d)(135)	Investment Advisory Agreement between Toews Corporation and Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(d)(136)	Investment Advisory Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on June 29, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,099, and hereby incorporated by reference.
(d)(137)	Investment Advisory Agreement between BTS Asset Management, Inc. and BTS Managed Income Fund previously filed on March 5, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,072, and hereby incorporated by reference.
(d)(138)	Investment Advisory Agreement between Altegris Advisors, LLC and Altegris/AACA Opportunistic Real Estate Fund and Altegris/AACA Real Estate Income Fund previously filed on July 27, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,106, and hereby incorporated by reference.
(d)(141)	Investment Sub-Advisory Agreement between Altegris Advisors, LLC and American Assets Capital Advisers, LLC with respect to the Altegris/AACA Opportunistic Real Estate Fund previously filed on July 27, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,106, and hereby incorporated by reference.
(d)(142)	Investment Sub-Advisory Agreement between Altegris Advisors, LLC and American Assets Capital Advisers, LLC with respect to the Altegris/AACA Real Estate Fund previously filed on July 27, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,106, and hereby incorporated by reference.
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(e)(2)	Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to The Leader Short-Term Bond Fund, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference. Amendment to Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to Leader Global Bond Fund, Leader Total Return Fund and Princeton Futures Strategy Fund previously filed on June 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 721, and hereby incorporated by reference.
(e)(3)	Underwriting Agreement between the Registrant and ALPS Distribution, Inc. with respect to 13D Activist Fund, previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts - NONE
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.
(g)(2)	Custody Agreement between the Registrant and the First National Bank of Omaha is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007 and hereby incorporated by reference.
(g)(3)	Custody Agreement between the Registrant and Union Bank, N.A., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(g)(4)	Custody Agreement between the Registrant and Fifth Third Bank, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(g)(5)	Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. previously filed on August 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 302, and hereby incorporated by reference.
(g)(6)	Custody Agreement between the Registrant and U.S. Bank National Association previously filed on August 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 302, and hereby incorporated by reference.
(h)(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, dated June 22, 2011, previously filed on June 6, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 721, and hereby incorporated by reference.
(h)(2)	Amended Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Fund and Critical Math Advisors LLC previously filed on July 11, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614, and hereby incorporated by reference.
(h)(3)	Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 605, and hereby incorporated by reference.
(h)(4)	Expense Limitation Agreement between the Registrant, with respect to the Pacific Financial Faith & Values Based Moderate Fund was previously filed on August 26, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 628, and hereby incorporated by reference.
(h)(5)	Revised Expense Limitation Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC previously filed on March 9, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 694, and hereby incorporated by reference.
(h)(6)	Custody Administration Agreement between Registrant and the Administrator, with respect to certain Funds of the Trust that use First National Bank of Omaha as Custodian, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007 and hereby incorporated by reference.
(h)(7)	Expense Limitation Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.
(h)(8)	Expense Limitation Agreement between the Registrant, with respect to the Wade Tactical Long/Short Fund and Wade Financial Group previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(h)(9)	Expense Limitation Agreement between the Registrant, with respect to the Toews Hedged Core Frontier Fund, Toews Hedged Core W Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund, Toews Hedged Core S Fund, Toews Hedged Growth Allocation Fund, Toews Hedged Commodities Fund and Toews Unconstrained Income Fund and Toews Corporation previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(h)(10)	Expense Limitation Agreement between the Registrant, with respect to Leader Short-Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(h)(11)	Expense Limitation Agreement between the Registrant, with respect to the CMG Absolute Return Strategies Fund and CMG Capital Management Group, Inc. previously filed on March 9, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 80, and hereby incorporated by reference. Expense Limitation Agreement between the Registrant, with respect to the CMG SR Tactical Bond Fund and CMG Capital Management Group, Inc. as last updated on June 17, 2013 previously filed on June 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 496, and hereby incorporated by reference.
(h)(12)	Expense Limitation Agreement between the Registrant, with respect to the GMG Defensive Beta Fund and Montebello Partners, LLC previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(h)(13)	Revised Expense Limitation Agreement between the Registrant, with respect to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, and Astor Investment Management, LLC previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(h)(14)	Expense Limitation Agreement between the Registrant, with respect to Equinox MutualHedge Futures Strategy Fund and Equinox Fund Management, LLC previously filed on September 1, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No, 749, and hereby incorporated by reference.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to Investment Partners Opportunities Fund and Investment Partners Asset Management, Inc. previously filed on April 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 606, and hereby incorporated by reference.
(h)(16)	Expense Limitation Agreement between the Registrant, with respect to Princeton Futures Strategy Fund and Princeton Fund Advisors, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(h)(17)	Expense Limitation Agreement between the Registrant, with respect to Leader Total Return Fund and Leader Capital Corp. previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(h)(18)	Expense Limitation Agreement between the Registrant and Altegris Advisors, L.L.C., with respect to Altegris Managed Futures Strategy Fund and Altegris Advisors, L.L.C. previously filed on March 9, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 811, and hereby incorporated by reference.
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to Power Income Fund and Power Dividend Index Fund W.E. Donoghue & Co., Inc. previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(h)(20)	Expense Limitation Agreement between the Registrant, with respect to PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, and PSI Calendar Effects Fund previously filed on October 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 762, and hereby incorporated by reference.
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(22)	Amended Expense Limitation Agreement between the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on May 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 608, and hereby incorporated by reference.
(h)(23)	Expense Limitation Agreement between Logan Circle Partners, L.P. and the Registrant, with respect to Fortress Long/Short Credit Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(24)	Amended Expense Limitation Agreement between Beech Hill Advisors, Inc. and the Registrant, with respect to Beech Hill Total Return Fund previously filed on May 29, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 608, and hereby incorporated by reference.
(h)(25)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(26)	Amended Expense Limitation Agreement between Dearborn Capital Management, L.L.C. and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on July 11, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614, and hereby incorporated by reference.
(h)(27)	Amended Expense Limitation Agreement between Dearborn Capital Management, L.L.C. previously filed on May 26, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 833, and hereby incorporated by reference.
(h)(28)	Expense Limitation Agreement between Genesis Capital LLC and the Registrant, with respect to Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(29)	Expense Limitation Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Macro Strategy Fund and Altegris Equity Long Short Fund previously filed on March 9, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 811, and hereby incorporated by reference.
(h)(30)	Expense Limitation Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund was previously filed on August 26, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 628, and hereby incorporated by reference.
(h)(31)	Expense Limitation Agreement between Giralda Advisors, LLC and the Registrant, with respect to The Giralda Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(h)(32)	Expense Limitation Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 658, and hereby incorporated by reference.
(h)(33)	Expense Limitation Agreement between Makefield Capital Management, LLC and the Registrant, with respect to Makefield Managed Futures Strategy Fund, previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(h)(34)	Expense Limitation Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund, Ascendant Deep Value Convertibles Fund and Patriot Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(35)	Expense Limitation Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Futures Evolution Strategy Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(36)	Expense Limitation Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Sector Rotation Fund previously filed on November 28, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 341, and hereby incorporated by reference.
(h)(37)	Expense Limitation Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Tactical Equity Strategy Fund, CMG Global Equity Fund and CMG Managed High Yield Fund previously filed on April 30, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.
(h)(38)	Expense Limitation Agreement between Wright Fund Management and the Registrant, with respect to the Sierra Strategic Income Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 954, and hereby incorporated by reference.
(h)(39)	Form of Revised Expense Limitation Agreement between Princeton Fund Advisors, LLC, Eagle Global Advisors, LLC and the Registrant, with respect to the Eagle MLP Strategy previously filed on July 24, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,104, and hereby incorporated by reference.
(h)(40)	Expense Limitation Agreement between Princeton Fund Advisors, LLC, and the Registrant with respect to the Sandalwood Opportunity Fund previously filed on January 28, 2014 to the Registrant’s Registration Statement in Amendment No. 586, and hereby incorporated by reference.
(h)(41)	Expense Limitation Agreement between Altegris Advisors, L.L.C., and the Registrant with respect to the Altegris Fixed Income Long Short Fund and Altegris Multi-Strategy Alternative Fund previously filed on April 30, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.
(h)(42)	Expense Limitation Agreement between BTS Asset Management, Inc. and the Registrant with respect to the BTS Tactical Fixed Income Fund previously filed on April 22, 2016 to the Registrant’s Registration Statement in Amendment No. 815, and hereby incorporated by reference.
(h)(43)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(h)(44)	Interim Expense Limitation Agreement between Probabilities Fund Management, LLC and the Registrant with respect to the Probabilities Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(h)(45)	Expense Limitation Agreement between Altegris Advisors, LLC and the Registrant with respect to the Altegris/AACA Real Estate Long Short Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(h)(46)	Expense Limitation Agreement between Genesis Capital, LLC and the Registrant with respect to the Anchor Alternative Income Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(h)(47)	Expense Limitation Agreement between Giralda Advisors, LLC and the Registrant with respect to the Giralda Risk-Managed Growth Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(h)(48)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Sentry Managed Volatility Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(49)	Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on October 3, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 876, and hereby incorporated by reference.
(h)(50)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Tactical Fixed Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(51)	Expense Limitation Agreement between Leader Capital Corp. and the Registrant with respect to the Leader Global Bond Fund previously filed on October 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 648, and hereby incorporated by reference.
(h)(52)	Expense Limitation Agreement between Genesis Capital LLC and the Registrant with respect to the Anchor Tactical Municipal Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(h)(53)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and the Registrant with respect to the Athena Value Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(h)(54)	Expense Limitation Agreement between Dearborn Capital Management, LLC and the Registrant with respect to the Grant Park Absolute Return and Grant Park Fixed Income previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(h)(55)	Expense Limitation Agreement between Ladenburg Thalmann Asset Management, Inc. and Registrant with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund previously filed on December 14, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 906, and hereby incorporated by reference.
(h)(56)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 954, and hereby incorporated by reference.
(h)(57)	Consulting Agreement between Northern Lights Compliance Services, LLC and Registrant previously filed on August 7, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 734, and hereby incorporated by reference.
(h)(58)	Expense Limitation Agreement between Probabilities Fund Management and Registrant with respect to the Probabilities Fund is previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(h)(59)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Princeton Premium Fund previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(h)(60)	Expense Limitation Agreement between Altegris Advisors, LLC and Registrant with respect to the Altegris Multi-Strategy Alternative Fund is previously filed on April 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(h)(61)	Amended Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Princeton Futures Strategy Fund previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(h)(62)	Amendment to the Fund Services Agreement between the Registrant and Gemini Fund Services, LLC previously filed on September 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 873, and hereby incorporated by reference.
(h)(63)	Expense Limitation Agreement between Altegris Advisors, LLC and Registrant with respect to the Altegris GSA Trend Strategy Fund previously filed on April 19, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 960, and hereby incorporated by reference.
(h)(64)	Expense Limitation Agreement between Toews Corporation and Registrant with respect to the Toews Tactical Defensive Alpha Fund previously filed on October 12, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 881, and hereby incorporated by reference.
(h)(65)	Expense Limitation Agreement between AlphaCore Absolute, LLC, and Registrant with respect to AlphaCore Absolute Return Fund, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 885, and hereby incorporated by reference.
(h)(69)	Expense Limitation Agreement between Princeton Fund Advisors, LLC, and Registrant with respect to Princeton Long/Short Treasury Fund, previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(h)(70)	Expense Limitation Agreement between Leader Capital Corporation, and Registrant with respect to Leader Floating Rate Fund, previously filed on January 3, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 917, and hereby incorporated by reference.
(h)(71)	Expense Limitation Agreement between AlphaCore Capital, LLC, and Registrant with respect to AlphaCore Statistical Arbitrage Fund, previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(h)(72)	Expense Limitation Agreement between W.E. Donoghue & CO., LLC, and Registrant with respect to Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund, previously filed on October 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,019, and hereby incorporated by reference.
(h)(73)	Expense Limitation Agreement between Toews Corporation and Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(h)(74)	Expense Limitation Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on June 29, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,099, and hereby incorporated by reference.
(h)(75)	Expense Limitation Agreement between BTS Asset Management, Inc. and BTS Managed Income Fund previously filed on March 5, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,072, and hereby incorporated by reference.
(h)(76)	Expense Limitation Agreement between Altegris Advisors, LLC and Altegris/AACA Opportunistic Real Estate Fund to be filed by subsequent amendment.
(i)	Legal Opinion previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,009, and hereby incorporated by reference.
(i)(2)	Consent of Counsel is filed herewith.
(j)(1)	Consent of Independent Auditor is filed herewith.
(j)(2)	Powers of Attorney of Anthony J. Hertl, Gary W. Lanzen, Mark Taylor, John V. Palancia, Mark D. Gersten, Mark Garbin and Kevin Wolf previously filed on June 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 981, and hereby incorporated by reference. Powers of Attorney of Andrew Rogers previously filed on September 1, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,001, and hereby incorporated by reference.
(j)(3)	Powers of Attorney of Anthony J. Hertl, Gary W. Lanzen, Mark Taylor, John V. Palancia, Andrew Rogers, Mark Garbin and Mark D. Gersten with respect to AMA Fund Ltd. previously filed on April 17, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 599, and hereby incorporated by reference.
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Master Distribution Shareholder Servicing Plan for Class A Shares previously filed on October 10, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 638, and hereby incorporated by reference.
(m)(2)	Master Distribution Shareholder Servicing Plan for Class A1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(3)	Master Distribution Shareholder Servicing Plan for Class C Shares previously filed on October 10, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 638, and hereby incorporated by reference.
(m)(4)	Master Distribution Shareholder Servicing Plan for Class I Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(5)	Master Distribution Shareholder Servicing Plan for Class I1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(6)	Master Distribution Shareholder Servicing Plan for Class N Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(7)	Master Distribution Shareholder Servicing Plan for Class O Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(8)	Master Distribution Shareholder Servicing Plan for Class R Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(9)	Master Distribution Shareholder Servicing Plan for Class R-1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(10)	Master Distribution Shareholder Servicing Plan for Class R-2 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(11)	Master Distribution Shareholder Servicing Plan for Class W Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(12)	Master Distribution Shareholder Servicing Plan for Class Y Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(13)	Master Distribution Shareholder Servicing Plan for Institutional Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(14)	Master Distribution Shareholder Servicing Plan for Investor Class Shares, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 884, and hereby incorporated by reference.
(m)(15)	Master Distribution Shareholder Servicing Plan for Manager Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(16)	Master Distribution Shareholder Servicing Plan for Non-designated Class Shares previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(m)(17)	Master Distribution Shareholder Servicing Plan for Retail Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(18)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. with respect to The 13D Activist Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(m)(19)	Master Distribution Shareholder Servicing Plan for Class T Shares previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(m)(20)	Master ETF Distribution Shareholders Servicing Plan, to be filed by subsequent amendment.
(n)	Rule 18f-3 Plan to add AlphaCore Statistical Arbitrage Fund, previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(p)(1)	Code of Ethics of Northern Lights Distributors, LLC, previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(p)(2)	Code of Ethics of Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(p)(3)	Code of Ethics of Biondo Investment Advisors, LLC, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 882, and hereby incorporated by reference.
(p)(5)	Code of Ethics of Changing Parameters, LLC previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(p)(6)	Code of Ethics of The Pacific Financial Group, LLC previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.
(p)(7)	Code of Ethics of Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.
(p)(8)	Code of Ethics of Crow Point Partners, LLC, previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(9)	Code of Ethics of Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.
(p)(10)	Code of Ethics of Equinox Fund Management, LLC previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(11)	Code of Ethics of Wade Financial Group, previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(p)(12)	Code of Ethics of Toews Corporation previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(13)	Code of Ethics of Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(p)(14)	Code of Ethics of CMG Capital Management Group, Inc. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(15)	Code of Ethics of Traub Capital Management, LLC previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(16)	Code of Ethics of Bandon Capital Management, LLC previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(17)	Code of Ethics of Scotia Partners, Ltd. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(18)	Code of Ethics of Summit Portfolios Advisors, LLC previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.
(p)(19)	Code of Ethics of Montebello Partners, LLC previously filed on September 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.
(p)(20)	Code of Ethics of BTS Asset Management, LLC previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 883, and hereby incorporated by reference.
(p)(21)	Code of Ethics of National Asset Management, Inc., previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(22)	Code of Ethics of Investment Partners Asset Management, Inc. previously filed on October 2, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 107, and hereby incorporated by reference.
(p)(23)	Code of Ethics of Princeton Fund Advisors, LLC previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(p)(24)	Code of Ethics of 6800 Capital, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(25)	Code of Ethics of Congress Asset Management Company, LLP previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(26)	Code of Ethics of Chadwick & D’Amato, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(27)	Code of Ethics of 13D Management, LLC previously filed on July 8, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 164, and hereby incorporated by reference.
(p)(28)	Code of Ethics of Altegris Advisors, L.L.C. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(29)	Code of Ethics of W.E. Donoghue & Co., Inc. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(30)	Code of Ethics of Portfolio Strategies, Inc. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(31)	Code of Ethics of CWC Advisors, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.
(p)(32)	Code of Ethics of TransWestern Capital Advisors, LLC, previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(p)(33)	Code of Ethics of Loomis, Sayles & Company, L.P. previously filed on July 2, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,100, and hereby incorporated by reference.
(p)(34)	Code of Ethics of Beech Hill Advisors, Inc. previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(p)(35)	Code of Ethics of Clark Capital Management Group, Inc. previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.
(p)(36)	Code of Ethics of Dearborn Capital Management, L.L.C., previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(37)	Code of Ethics of Risk Paradigm Group, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.
(p)(38)	Code of Ethics of Genesis Capital, LLC previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.
(p)(39)	Code of Ethics of CWM, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(40)	Code of Ethics of Zeo Capital Advisors, LLC previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(p)(41)	Code of Ethics of Giralda Advisors, LLC previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.
(p)(42)	Code of Ethics of Van Hulzen Asset Management, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(43)	Code of Ethics of Ascendant Advisors, LLC previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(44)	Code of Ethics of Winch Advisory Services, LLC previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(p)(45)	Code of Ethics of Absolute Private Wealth Management, LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.
(p)(46)	Code of Ethics of Horizon Cash Management LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.
(p)(47)	Code of Ethics of DoubleLine Capital LP was previously filed on October 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 318, and hereby incorporated by reference.
(p)(48)	Code of Ethics of Eagle Global Advisors, LLC previously filed on June 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 386, and hereby incorporated by reference.
(p)(49)	Code of Ethics of Sandalwood Securities, Inc. previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(50)	Code of Ethics of RockView Management, LLC previously filed on December 18, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 445, and hereby incorporated by reference.
(p)(51)	Code of Ethics of Alpha Simplex Group, LLC previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(p)(52)	Code of Ethics of Probabilities Fund Management, LLC previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(p)(53)	Code of Ethics of American Assets Investment Management, LLC previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(p)(54)	Code of Ethics of Anchor Capital Management Group, Inc. previously filed on January 24, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(p)(55)	Code of Ethics of AthenaInvest Advisors LLC previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(p)(56)	Code of Ethics of Ladenburg Thalmann Asset Management, Inc. previously filed on June 26, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 725, and hereby incorporated by reference.
(p)(57)	Code of Ethics of Deer Park Road Management, previously filed on July 2, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,100, and hereby incorporated by reference.
(p)(58)	Code of Ethics of Whippoorwill Capital Management LP previously filed on July 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 729, and hereby incorporated by reference.
(p)(59)	Code of Ethics of Main Point Advisers, Inc. previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(p)(60)	Code of Ethics of Asset One, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(61)	Code of Ethics of Coe Capital Management, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(62)	Code of Ethics of Harvest Capital Strategies, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(63)	Code of Ethics of Critical Math Advisors, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 808, and hereby incorporated by reference.
(p)(64)	Code of Ethics of Mariner Holdings, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 808, and hereby incorporated by reference.
(p)(65)	Code of Ethics of Horse Cove Partners, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(66)	Code of Ethics of MAST Capital Management, LLC previously filed on April 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(67)	Code of Ethics of Chilton Investment Company, LLC previously filed on April 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(68)	Code of Ethics of Convector Capital Management, LP previously filed on April 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(69)	Code of Ethics of Visium Asset Management, LP previously filed on April 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(70)	Code of Ethics of Middleton Dickinson Capital Management, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(71)	Code of Ethics of Cramer Rosenthal McGlynn LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(72)	Code of Ethics of Astor Investment Management, LLC previously filed on September 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 873, and hereby incorporated by reference.
(p)(73)	Code of Ethics of AlphaCore, LLC is previously filed on August 21, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,112, and hereby incorporated by reference.
(p)(74)	Code of Ethics of Clinton Retail Investment Management LLC previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(p)(75)	Code of Ethics of GSA Capital Partners LLP previously filed on August 17, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,111, and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors (NLD), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Foreside Distribution Services, L.P. (Foreside), its several officers and directors, and any person who controls Foreside within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which Foreside, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide Foreside with advertising or sales materials to be filed with the FINRA on a timely basis.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold ALPS Distributors, Inc. (ALPS), its several officers and directors, and any person who controls ALPS within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which ALPS, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide ALPS with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (NLCS) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Biondo Investment Advisors, LLC, the Adviser to The Biondo Growth Fund and The Biondo Focus Fund- File No. 801 - 62775

Changing Parameters, LLC, the Adviser to Changing Parameters Fund -- File No. 801-63495

The Pacific Financial Group, LLC, the Adviser to RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® Tactical 0-30 Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, RiskPro® 30+ Fund and RiskPro® Aggressive 30+ Fund - File No. 801 - 18151

Wright Fund Management, LLC, the Adviser of Sierra Tactical All Asset Fund and Sierra Tactical Core Fund (formerly Sierra Strategic Income Fund) – File No. 801- 68554

Kerns Capital Management, Inc., the Adviser of the KCM Macro Trends Fund – File No. 801 – 57482

Equinox Fund Management, LLC, the Adviser of the Equinox MutualHedge Futures Strategy Fund – File No. 801- 67852

Toews Corporation, the Adviser of the Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Hedged Commodities Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF – File No. 801- 47765

Leader Capital Corp., the Adviser of the Leader Short Duration Fund (formerly Leader Short Term Bond Fund), Leader Total Return Fund and Leader Floating Rate Fund – File No. 801- 56684

CMG Capital Management Group, Inc., the Adviser of the CMG Mauldin Solutions Core Fund, CMG Tactical Bond Fund and CMG Tactical All Asset Strategy Fund– File No. 801-43455

BTS Asset Management, Inc., the Adviser of the BTS Tactical Fixed Income Fund and BTS Managed Income Fund– File No.801-14895.

Astor Investment Management, LLC, Adviser of the Astor Dynamic Allocation Fund, Astor Sector Rotation Fund and Astor Macro Alternative Fund– File No. 801-60150.

Chadwick & D’Amato, LLC, the Adviser of Chadwick & D’Amato Fund – File No. 801-62604.

13D Management, LLC, the Adviser of 13D Activist Fund – File No. 801-71577.

Altegris Advisors, L.L.C., the Adviser of Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris/AACA Real Estate Long Short Fund, Altegris GSA Trend Strategy Fund and Altegris/AACA Opportunistic Real Estate Fund – File No. 801- 71496.

W.E. Donoghue & Co., Inc., the Adviser of Power Income Fund, Power Dividend Index Fund, Power Momentum Fund, Power Floating Rate Index Fund, Power Dividend Mid-Cap Index Fund and Power Global Tactical Allocation/JAFlorines Fund – File No. 801-27959.

Portfolio Strategies, Inc., the Adviser of PSI All Asset Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund and PSI Opportunistic Fund– File No. 801-18475.

Transwestern Capital Advisors, LLC, the Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-67113.

Loomis, Sayles & Company, L.P., the Sub-Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-170.

Beech Hill Advisors, Inc., the Adviser of the Beech Hill Total Return Fund – File No. 801-31503.

Clark Capital Management Group Inc., the Adviser of the Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund and Navigator Tactical Fixed Income Fund– File No. 801-28445.

Dearborn Capital Management, LLC, the Adviser of the Grant Park Multi-Alternative Strategies Fund, Grant Park Absolute Return Fund and Grant Park Fixed Income Fund – File No. 801-72068.

Zeo Capital Advisors, LLC, the Adviser of the Zeo Short DurationIncome Fund – File No. 801-72287.

Ascendant Advisors, LLC, the Adviser of Patriot Balanced Fund, Ascendant Deep Value Convertibles Fund, Ascendant Tactical Yield and the Patriot Fund – File No. 801-72278.

DoubleLine Capital LP, the Sub-Adviser of Altegris Futures Evolution Strategy Fund – File 801-70942.

Princeton Fund Advisors, LLC, the Co-Advisor of Eagle MLP Strategy Fund and Adviser to Princeton Futures Strategy Fund, Athena Value Fund, Deer Park Total Return Credit Fund, Princeton Premium Fund and Princeton Long/Short Treasury Fund – File No. 801-72525.

Eagle Global Advisors, LLC, the Co-Advisor of Eagle MLP Strategy Fund – File No. 801-53294.

Deer Park Road Management, LP, Sub-Adviser of Deer Park Total Return Credit Fund – File No. 801-74577

Mauldin Solutions, LLC, Sub-Adviser of CMG Mauldin Solutions Core Fund – File No. 801-109018.

Probabilities Fund Management, LLC, the Adviser of the Probabilities Fund – File No.801-77947.

American Assets Investment Management, LLC (DBA AACA), the Sub-Adviser of Altegris/AACA Real Estate Long Short Fund and Altegris/AACA Opportunistic Real Estate Fund – File No. 801-65209

J.P. Morgan Investment Management, Inc. the Sub-Adviser of Altegris Managed Futures Strategy Fund – File No. 801-21011.

AthenaInvest Advisors LLC, the Sub-Adviser of Athena Value Fund – File No. 801-69258.

Ladenburg Thalmann Asset Management, Inc., the Adviser of Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund – File No. 801-54909.

Revolution Capital Management, LLC, the Sub-Adviser of Grant Park Absolute Return Fund – [to be filed by subsequent amendment]

Middleton Dickinson Capital Management, LLC, the Sub-Adviser of Grant Park Fixed Income Fund – File No. 801-66187.

Horse Cove Partners LLC, the Sub-Adviser of Princeton Premium Fund – File No. 801-107577.

Centurion Investment Management, LLC, the Sub-Adviser of Altegris Managed Futures Strategy Fund – File No. [to be filed by subsequent amendment].

GSA Capital Partners LLP, the Sub-Adviser of Altegris Managed Futures Strategy Fund and Altegris GSA Trend Strategy Fund – File No. 801-65491.

Millburn Corporation, the Sub-Adviser of Altegris Managed Futures Strategy Fund – File No. 801-60938.

QMS Capital Management, LP, the Sub-Adviser of Altegris Managed Futures Strategy Fund – File No. 801-79593.

Three Rock Capital Management, Limited, the Sub-Adviser of Altegris Managed Futures Strategy Fund – File No. [to be filed by subsequent amendment].

AlphaCore Capital, the Adviser of AlphaCore Absolute Fund and AlphaCore Statistical Arbitrage Fund – File No. 801-108468.

Clinton Retail Investment Management LLC, the Sub-Adviser of AlphaCore Statistical Arbitrage Fund – File No. 801-107195

ITEM 32.

PRINCIPAL UNDERWRITER

(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Trust also acts as principal underwriter for the following:

AdvisorOne Funds, Arrow DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, Arrow DWA Country Rotation ETF, Arrow ETF Trust, Centerstone Investors Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Miller Investment Trust, Multi-Strategy Growth & Income Fund, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, The Saratoga Advantage Trust, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Active Weighting Funds ETF Trust
4.	AdvisorShares Trust
5.	AmericaFirst Quantitative Funds
6.	American Century ETF Trust
7.	ARK ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Brinker Capital Destinations Trust
14.	Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series
15.	Center Coast MLP & Infrastructure Fund
16.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
17.	Context Capital Funds
18.	CornerCap Group of Funds
19.	Davis Fundamental ETF Trust
20.	Direxion Shares ETF Trust
21.	Eaton Vance NextShares Trust
22.	Eaton Vance NextShares Trust II
23.	EIP Investment Trust
24.	Elkhorn ETF Trust
25.	EntrepreneurShares Series Trust
26.	Evanston Alternative Opportunities Fund
27.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
28.	FEG Absolute Access Fund I LLC
29.	Fiera Capital Series Trust
30.	FlexShares Trust
31.	Forum Funds
32.	Forum Funds II
33.	FQF Trust
34.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
35.	GraniteShares ETF Trust
36.	Guinness Atkinson Funds
37.	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
38.	Infinity Core Alternative Fund
39.	Innovator IBD® 50 ETF, Series of Innovator ETFs Trust
40.	Innovator IBD® ETF Leaders ETF, Series of Innovator ETFs Trust
41.	Ironwood Institutional Multi-Strategy Fund LLC
42.	Ironwood Multi-Strategy Fund LLC
43.	John Hancock Exchange-Traded Fund Trust
44.	Manor Investment Funds
45.	Miller/Howard Funds Trust
46.	Miller/Howard High Income Equity Fund
47.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
48.	MProved Systematic Long-Short Fund, Series Portfolios Trust
49.	MProved Systematic Merger Arbitrage Fund, Series Portfolios Trust
50.	MProved Systematic Multi-Strategy Fund, Series Portfolios Trust
51.	NYSE® Pickens Oil Response™ ETF, Series of ETF Series Solutions
52.	OSI ETF Trust
53.	Palmer Square Opportunistic Income Fund
54.	Partners Group Private Income Opportunities, LLC
55.	PENN Capital Funds Trust
56.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
57.	Pine Grove Alternative Institutional Fund
58.	Plan Investment Fund, Inc.
59.	PMC Funds, Series of Trust for Professional Managers
60.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
61.	Quaker Investment Trust
62.	Ranger Funds Investment Trust
63.	Renaissance Capital Greenwich Funds
64.	RMB Investors Trust (f/k/a Burnham Investors Trust)
65.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
66.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
67.	Salient MF Trust
68.	SharesPost 100 Fund
69.	Sound Shore Fund, Inc.
70.	Steben Alternative Investment Funds
71.	Steben Select Multi-Strategy Fund
72.	Strategy Shares
73.	The 504 Fund (f/k/a The Pennant 504 Fund)
74.	The Chartwell Funds
75.	The Community Development Fund
76.	The Relative Value Fund
77.	Third Avenue Trust
78.	Third Avenue Variable Series Trust
79.	TIFF Investment Program
80.	Transamerica ETF Trust
81.	U.S. Global Investors Funds
82.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
83.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
84.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
85.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
86.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
87.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
88.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
89.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
90.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
91.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
92.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
93.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
94.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
95.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
96.	Vivaldi Opportunities Fund
97.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
98.	Wintergreen Fund, Inc.
99.	WisdomTree Trust
100.	WST Investment Trust

ALPS Distributors, Inc. acts as the distributor for the 13D Activist Fund, a series of the Trust and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. NLD is an affiliate of Gemini Fund Services, LLC and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. The following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund

Daniel Applegarth	Treasurer/ FINOP	None

Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
William J. Strait	President and General Counsel	None

Foreside Distribution Services, LP is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The following are the Officers of the Distributor:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

ALPS Distributors, Inc. is registered with the Securities and Exchange Commission as a broker dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal address of ALPS is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Gary Ross	Vice President, Director of Sales	None
Erin D. Nelson	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)

Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to The Biondo Growth Fund, Changing Parameters Fund, The Biondo Focus Fund, Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® Tactical 0-30 Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, RiskPro® 30+ Fund and RiskPro® Aggressive 30+ Fund pursuant to a Custody Agreement between BONY and the Trust.

First National Bank of Omaha (“FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Adaptive Allocation Fund, Sierra Tactical All Asset Fund and Sierra Tactical Core Fund, pursuant to a Custody Agreement between FNBO and the Trust.

MUFG Union Bank, National Association, 400 California Street, San Francisco, California 94104 (“Union”), provides custodian services to the Equinox MutualHedge Futures Strategy Fund, Princeton Premium Fund, Power Income Fund, Power Momentum Fund, PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth, PSI Calendar Effects Fund, Chadwick & D’Amato Fund, TransWestern Institutional Short Duration Government Bond Fund, 13D Activist Fund, Beech Hill Total Return Fund, Ascendant Balanced Fund, Ascendant Natural Resources Fund, Ascendant Deep Value Convertibles Fund, Patriot Fund, Eagle MLP Strategy Fund, BTS Tactical Fixed Income Fund, Power Dividend Index Fund, Probabilities Fund, Astor Macro Alternative Fund, Astor Dynamic Allocation Fund, Astor Sector Rotation Fund, Athena Value Fund and Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund, Ladenburg Income Fund, Princeton Long/Short Treasury Fund, AlphaCore Absolute Fund, AlphaCore Statistical Arbitrage Fund Power Floating Rate Index Fund, Power Dividend Mid-Cap Index Fund, BTS Managed Income Fund and Power Global Tactical Allocation/JAFlorines Fund pursuant to a Custody Agreement between Union and the Trust.

Fifth Third Bank (“Fifth Third”), 38 Fountain Square Plaza Cincinnati, Ohio 45263, provides custodian services to KCM Macro Trends Fund, Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Hedged Commodities Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, Leader Short Duration Fund, Leader Total Return Fund, Leader Floating Rate Fund, Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF pursuant to a Custody Agreement between Fifth Third and the Trust.

JPMorgan Chase Bank (“JPMorgan”), 270 Park Avenue, New York, NY 10017, provides custodian services to Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Multi-Strategy Alternative Fund, Altegris/AACA Real Estate Long Short Fund, Altegris GSA Trend Strategy Fund and Altegris/AACA Opportunistic Real Estate Fund pursuant to a Custody Agreement between JPMorgan and the Trust.

U.S. Bank, National Association (“US Bank”), 1555 N. Rivercenter Drive, Milwaukee, WI MK-WI-S302, provides custodian services to Equinox MutualHedge Futures Strategy Fund pursuant to a Custody Agreement between US Bank and the Trust.

Brown Brothers Harriman & Co. (“BBH”), 50 Post Office Square, Boston, Massachusetts 02110, provides custodian and transfer agency services to Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF pursuant to a Custody Agreement between BBH and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  GFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, located at 17605 Wright Street, Omaha, Nebraska 68130, serves as principal underwriter for all series of Northern Lights Fund Trust, except Leader Short-Term Bond Fund, Leader Total Return Fund and 13D Activist Fund, TransWestern Institutional Short Duration Government Bond Fund, Leader Global Bond Fund and Princeton Futures Strategy Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Distribution Services, LP, located at Three Canal Plaza, Suite 100, Portland, ME 04101, serves as principal underwriter for Leader Short-Term Bond Fund, Leader Total Return Fund, Leader Global Bond Fund and Princeton Futures Strategy Fund and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

ALPS Distribution Services, Inc., located at 1209 Broadway, Suite 1100, Denver, CO 80203, serves as principal underwriter for 13D Activist Fund and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Critical Math Advisors LLC, located at 29 Emmons Drive, Suite A-20, Princeton, NJ  08540, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Adaptive Allocation Fund.

Biondo Investment Advisors, LLC, located at 544 Routes 6 & 209, PO Box 909, Milford, Pennsylvania 18337, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Biondo Growth Fund and The Biondo Focus Fund.

Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Changing Parameters Fund.

The Pacific Financial Group, LLC, located at 10900 NE 8th Street, Suite 1523, Bellevue, WA 98004, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® Tactical 0-30 Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, RiskPro® 30+ Fund and RiskPro® Aggressive 30+ Fund.

Wright Fund Management, LLC, located at 3420 Ocean Park Boulevard, Santa Monica, CA  90405, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Sierra Tactical All Asset Fund and Sierra Tactical Core Fund.

Kerns Capital Management, Inc., located at Galleria Financial Center, 5075 Westheimer Road, Suite 1177, Houston, Texas 77056, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the KCM Macro Trends Fund.

Equinox Fund Management, LLC, 1660 Lincoln Street, Suite 100, Denver, CO 80264, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Equinox MutualHedge Managed Futures Fund.

Toews Corporation, Cornerstone Commerce Center, 1201 New Road, Suite 111, Linwood, NJ  08221, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Hedged Commodities Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF.

Leader Capital Corp., 121 SW Morrison St., Suite 425, Portland, OR 97204, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Leader Short-Term Bond Fund, Leader Total Return Fund and Leader Floating Rate Fund.

CMG Capital Management Group, LLC, 1000 Continental Drive, Suite 570, King of Prussia, PA 19406, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the CMG Tactical Bond Fund, CMG Mauldin Solutions Core Fund and CMG Tactical All Asset Strategy Fund.

Traub Capital Management, LLC 97 Chapel Street 3rd Floor, Needham, MA 02492, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The FX Strategy Fund.

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA  02420, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the BTS Tactical Fixed Income Fund and BTS Managed Income Fund.

Astor Investment Management LLC., located at 111 S. Wacker Drive, Suite 3950, Chicago, IL 60606, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund.

Princeton Fund Advisors, LLC, 1125 17th Street, Suite 1400, Denver, CO 80202, pursuant to certain Investment Advisory Agreements with the Trust, maintains all records required pursuant to such agreement with respect to the Eagle MLP Strategy Fund, Athena Value Fund, Deer Park Total Return Credit Fund, Princeton Premium Fund and Princeton Long/Short Treasury Fund.

Chadwick & D’Amato, LLC, 224 Main Street, PO Box 1978, New London, NH 03257, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Chadwick & D’Amato Fund.

13D Management, LLC, 200 East 61 Street, Suite 17C, New York, NY 10065, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the 13D Activist Fund.

Altegris Advisors, L.L.C., 1200 Prospect Street, Suite 400, La Jolla, CA 92037, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Multi-Strategy Alternative Fund, Altegris/AACA Real Estate Long Short Fund and Altegris GSA Trend Strategy Fund.

W. E. Donoghue & Inc., 629 Washington Street, Norwood, MA 02062 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Power Income Fund, Power Dividend Index Fund, Power Momentum Fund, Power Floating Rate Index Fund, Power Dividend Mid-Cap Index Fund and Power Global Tactical Allocation/JAFlorines Fund.

Portfolio Strategies, Inc., 1724 W Union Avenue, Suite 200, Tacoma, WA 98405 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the PSI All Asset Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund and PSI Opportunistic Fund.

TransWestern Capital Advisors, LLC, 1743 Wazee Street, Suite 250, Denver, CO 80202, pursuant to the Investment Advisory Agreement with the Trust and as the distributor for such fund, maintains all records required pursuant to such agreement and Master Distribution and Shareholder Servicing Agreement adopted pursuant to Rule 12b-1 under the 1940 Act with respect to the TransWestern Institutional Short Duration Government Bond Fund.

Loomis, Sayles & Company, L.P., One Financial Center, Boston, MA 02111, pursuant to a Sub- Advisory Agreement, maintains all records required pursuant to such agreement with respect to the TransWestern Institutional Short Duration Government Bond Fund.

Beech Hill Advisors, Inc., 880 third Ave., 16th Floor, New York, NY 10022 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Beech Hill Total Return Fund.

Clark Capital Management Group, Inc., 1650 Market Street, 53rd Floor, Philadelphia, Pennsylvania 19103 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund and Navigator Tactical Fixed Income Fund.

Main Point Advisers, Inc. One Liberty Place, 1650 Market Street, 53rd Floor, Philadelphia, Pennsylvania 19103 pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Navigator Duration Neutral Bond Fund.

Dearborn Capital Management, LLC, 626 W. Jackson Street, Chicago, IL 60661 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Grant Park Multi-Alternative Strategies Fund, Grant Park Absolute Return Fund and Grant Park Fixed Income Fund

Zeo Capital Advisors, LLC, 555 California Street, Suite 5180 San Francisco, CA 94104, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Zeo Short Duration Income Fund.

Ascendant Advisors, LLC, Four Oaks Place, 1330 Post Oak Blvd, Suite 1550, Houston, TX, 77056, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Patriot Balanced Fund, Ascendant Deep Value Convertibles Fund, Ascendant Tactical Yield Fund and the Patriot Fund.

J.P. Morgan Investment Management, Inc., 270 Park Avenue, New York, NY 10036, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Altegris Managed Futures Strategy Fund.

DoubleLine Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, CA 90071, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Altegris Futures Evolution Strategy Fund.

Eagle Global Advisors, LLC, 5847 San Felipe, Suite 930, Houston TX 77057, pursuant to a Co-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Eagle MLP Strategy Fund.

Deer Park Road Management, LP, 1865 Ski Time Square, Steamboat Springs, CO 80477 pursuant to certain Sub-Advisory Agreements, maintains all records required pursuant to such agreement with respect to the Deer Park Total Return Credit Fund.

Mauldin Solutions, LLC 1000 Continental Drive, Suite 570, King of Prussia, PA 19406, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the CMG Mauldin Solutions Core Fund.

Probabilities Fund Management, LLC, 1665 Union Street, Suite A, San Diego, CA 92101, pursuant to the Interim Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Probabilities Fund.

American Assets Investment Management, LLC (dba AACA), 11455 El Camino Real, Suite 140, San Diego, CA 92130, pursuant to the Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Altegris/AACA Real Estate Long Short Fund.

AthenaInvest Advisors LLC 5340 S. Quebec Street, Suite 365-N, Greenwood Village, CO 80111, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Athena Value Fund.

Ladenburg Thalmann Asset Management, Inc. 507 Lexington Avenue, 11th Floor, New York, NY 10022, pursuant to an Advisory Agreement, will maintain all records required pursuant to such agreement with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund.

Revolution Capital Management, LLC 1400 16th Street, Suite 510, Denver, CO 80202, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Grant Park Absolute Return Fund.

Middleton Dickinson Capital Management, LLC 200 South Third Street, Geneva, IL 60134, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Grant Park Fixed Income Fund.

Horse Cove Partners LLC, 1899 Powers Ferry Road SE, Suite 120, Atlanta, GA 30339, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Princeton Premium Fund.

AlphaCore Capital, 875 Prospect Street, LaJolla, California 92037, pursuant to an Advisory Agreement, will maintain all records required pursuant to such agreement with respect to the AlphaCore Absolute Fund and AlphaCore Statistical Arbitrage Fund.

Centurion Investment Management, LLC, 141 Union Blvd, Suite 350, Lakewood, CO 80228, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Altegris Managed Futures Strategy Fund.

GSA Capital Partners LLP, Stratton House, 5 Stratton Street, London W1J8LA, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Altegris Managed Futures Strategy Fund and Altegris GSA Trend Strategy Fund.

Millburn Corporation, 411 West Putnam Avenue, Suite 305, Greenwich, CT 06830, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Altegris Managed Futures Strategy Fund.

QMS Capital Management, LP, 240 Leigh Farm Road, Suite 230, Durham, NC 27707, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Altegris Managed Futures Strategy Fund.

Three Rock Capital Management, Limited, 149 Francis Street, Dublin 8, Ireland, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Altegris Managed Futures Strategy Fund.

Clinton Retail Investment Management LLC 510 Madison Avenue, 9th Floor, New York, NY 10022, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the AlphaCore Statistical Arbitrage Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has met all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 1,114 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 27th of August 2018.

                                   NORTHERN LIGHTS FUND TRUST

                                   (Registrant)

By:/s/ Kevin Wolf

Kevin Wolf*,

President and Principal Executive Officer

Pursuant to the Securities Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Northern Lights Fund Trust

John V. Palancia*	Trustee	August 27, 2018
Gary Lanzen*	Trustee	August 27, 2018
Anthony Hertl*	Trustee & Chairman	August 27, 2018
Mark Taylor*	Trustee	August 27, 2018
Mark D. Gersten*	Trustee	August 27, 2018
Mark Garbin*	Trustee	August 27, 2018
Kevin Wolf	President and Principal Executive Officer	August 27, 2018

By:                                     Date:

/s/ Kevin Wolf                  August 27, 2018

Kevin Wolf, President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012, September 27, 2013, September 1, 2016, June 30, 2017 and September 1, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, No. 346, No. 535, No. 862, No. 981 and No. 1,001 respectively, which are hereby incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	(i)(2)
Consent of Independent Auditor	(j)(1)